September 30, 1995



SUNAMERICA
EQUITY FUNDS




Annual
Report


Balanced Assets

Blue Chip Growth

Mid-Cap Growth

Small Company Growth

Global Balanced

Growth and Income



[LOGO]
SunAmerica
Asset Management

 SUNAMERICA EQUITY FUNDS
 SHAREHOLDER LETTER

DEAR SHAREHOLDER:

ECONOMIC OVERVIEW
The economic landscape continues to suggest that we will see moderate Gross Domestic Product (GDP) growth of 2-2 1/2% through 1996. The consumer has become more cautious and cost conscious, a trend we believe will continue for sometime. This is of significant importance since retail sales still represent more than two-thirds of GDP growth. Along with corporate consolidations and staffing reductions occurring daily, we strongly doubt that we will see any near-term return to the spending habits of the 80's. The good news in this scenario is that slow growth is sustainable and non-inflationary. The latest results indicate that the Federal Reserve has been successful in its attempt to limit inflation while allowing the U.S. economy to grow at a moderate pace. It is our contention that this scenario is beneficial for both the equity and fixed income markets. The Federal Reserve will provide the liquidity for GDP growth over the next eighteen months. However, in the interim, corporate profit comparisons will become quite difficult and this will be the main issue the equity markets will have to embrace.

BALANCED ASSETS FUND
A stronger dollar, weakness in the technology sector, and continued consolidation were the major occurrences over the last several months. Overall, the strength of the equity markets did not abate, with both the Dow Jones Industrial Average and the NASDAQ Composite Index reaching several new highs throughout the most recent quarter. The Balanced Assets Fund continues to focus on major growth industries that will prosper, should economic activity continue to slow. Our goal is to invest in companies that will show consistent, double-digit earnings growth in a slowing economic environment. As a result, during the last few months, we began to build small positions in the technology sector. We believe that this sector is overflowing with high growth companies with solid fundamentals, such as Texas Instruments and Micron Technology. Another sector of the market with consistent earnings growth and solid fundamentals is the health care sector. We believe that this sector is not only under-owned institutionally, but will continue to benefit from further industry consolidation and political debate on Medicaid/Medicare. Finally, we have focused on select names in the insurance industry, such as Aetna Life & Casualty Co. and the St. Paul Companies. We are just beginning to see restructuring and consolidation in this industry.

BLUE CHIP GROWTH FUND
The positive results toward the last quarter of fiscal 1995 were due to an under-weighting of the technology sector and an over-weighting of the health care and financial sectors. It is our belief that the trends in the financial sector offer exciting growth, not only from lower rates but continued consolidation and restructuring. We continue to like many of the regional banks and credit card issuers, such as United Jersey Bank, First USA and Capital One Financial. The health care sector continues to exhibit some trends which we believe are exciting. Buffeted by strong pharmaceutical pipelines, the switch to generic drugs, continued consolidation, and the ongoing debates in Washington, this group offers significant investment potential. Our favorite names in this group continue to be Merck & Company, Warner-Lambert Co., Amgen, Inc. and Medtronic, Inc. Finally, bracing ourselves for slower economic growth, we added several names in the food group, like H.J. Heinz Co., which offers both a defensive way to play the market and consistent corporate profits.

 SUNAMERICA EQUITY FUNDS
 SHAREHOLDER LETTER


MID-CAP GROWTH FUND
1995 has been a good year for the Mid-Cap Growth Fund. The Mid-Cap Growth Fund (Class A) finished the fiscal year up 29.51%, above its Lipper category group average. The final quarter was a strong one, with investors moving more funds into growth names and financial service stocks, away from cyclical issues as more evidence of a slowing economy materialized. We were well positioned for this change in sector selection. We have good exposure to the growth in communications, with investments in paging infrastructure manufacturers Glenayre Technologies, Ericsson Telecommunications and Cisco Systems. Our financial holdings include Lehman Brothers, Mercantile Bancorp and RCSB Financial. We continue to favor this sector given low interest rates and consolidation in the industry. We continue to believe that select specialty retailers with a marketing niche and competitive pricing, are gaining share in a weak retail environment. We particularly like and hold positions in Tommy Hilfiger, Nautica and Sunglass Hut. Finally, we own leaders in the health care device area and generic drug area. These include Guidant Corporation, St. Jude Medical, Teva Pharmaceuticals and IVAX Corporation. We remain bullish about the prospects for continued strength in the market in 1996.

SMALL COMPANY GROWTH FUND
The Small Company Growth Fund (Class A) finished its fiscal year up 50.00%, in the top 5% of its category. In addition, the Fund is now rated five stars by Morningstar for the three and five years ending September 30, 1995 on an overall risk-adjusted basis. The small cap market in general continued to benefit from additional liquidity going into high growth equities with strong earnings. Especially prominent have been the stocks of technology companies where the Fund is well positioned. We continued to invest in networking and telecommunications issues, specialty retail and apparel companies, oil service companies and broadcast and radio media. Each segment has continued to outperform based on strong earnings, market share gains, consolidation and productivity enhancement. Our top holdings include PC Docs, a publisher of document management software, wireless semiconductor manufacturer Alpha Industries, apparel maker Nautica Enterprises, and movie/leisure operator Regal Cinemas.

GLOBAL BALANCED FUND
International equity markets continued to under-perform the U.S. stock markets throughout the most recent quarter. However, we saw a major retractment in the Yen and a corresponding bounce in many international equity markets. We are still convinced that international investments are particularly attractive at this point in the global recovery and that they should represent a significant portion of a well diversified portfolio. The portfolio's foreign stock holdings continue to be heavily weighted in Japan and Southeast Asia, where the continuing softness of U.S. interest rates and renewed advancement of U.S. bonds are expected to help continue the advance of this market. We have recently decreased our exposure to Europe, where economic growth is more sluggish than we had anticipated in early 1995. At year end, 15% of the Fund was invested in domestic equities, allowing us to catch the continued upswing in the domestic equity markets. The focus of the U.S. equity markets is on the extension of the economic cycle. Our focus is on sectors that will show consistent double digit earnings and be the major beneficiaries of this slow growth, low inflation environment. To that end, we have focused the portfolio on the health care and telecommunications sectors of the market. Both areas offer explosive growth and the added benefit of consolidation. Currently, we would

 SUNAMERICA EQUITY FUNDS
 SHAREHOLDER LETTER

not be surprised if the market sees a correction of 5-7% at some point prior to our prediction that the Dow Jones industrial average would reach 5,000 by year-end. The fixed income portion of the Global Balanced Fund, constituting 27% of the portfolio at year-end, successfully capitalized on strong rallies in U. S. and foreign bond markets.

GROWTH AND INCOME FUND
The Growth and Income Fund made a major shift in strategic portfolio direction during the last quarter. The Fund went from being defensive in nature to a more aggressive posture in terms of its cash allocation. Our strategy is to invest in high dividend paying, high growth companies that will outperform in both a slowing economic environment and future volatile markets. Given this backdrop, the Fund initiated small positions in the high growth technology sector, with names like Netscape Communications and Motorola, Inc. It is our contention that the technology sector, although seemingly over bought and over-owned, offers explosive long-term growth. The telephone companies, both local and long distance, are another area of the market that is showing strong growth with good yields. This is primarily due to continued deregulation within the industry and corporate restructuring. Our focus in this area is on AT&T, Bell Atlantic, and NYNEX Cablecomms Group. Finally, we continue to focus on companies that will benefit from further industry consolidation and potential break up values, like AlliedSignal, General Electric, Warner-Lambert and Aetna Life & Casualty Co. Given this strategy, we believe the Fund will perform well in a more volatile environment. Although the equity markets are poised for a brief pullback, longer-term trends suggest that the market's advance is far from over.

OUTLOOK
We continue to believe that the equity markets will most likely see 5,000 in the Dow Jones Industrial Average by year end 1995 and 5,500 some time in 1996. Our long-term scenario remains intact and consists of the following major themes: First, slow, but sustainable growth in a non-inflationary environment. Second, global competitive advantage of U.S. industries due to corporate downsizing and the value of the dollar. Next, technological revolution that has condensed and magnified the world growth picture. Accelerated global trade as a direct result of technology and telecommunications developments. Continued growth of capitalism over socialism and its positive effects on global growth. Finally, the inevitability of demographic changes that will result in more savings and less conspicuous consumption. These trends will be the dominant drivers of the markets over the coming years and should be referred to when we are in periods of market consolidations that create fear and doubt. We do expect a market that will be more selective and defensive in the remaining months of 1995. However, any meaningful correction will likely be unpleasant, but short in duration. A market correction of 5-7% at this time would be healthy for the markets and offer another important entry point in the continuing bull market--stay invested.

    /s/ Stanton J. Feeley                            /s/ Audrey Snell
    Stanton J. Feeley                                Audrey Snell
    Chief Investment Officer                         Portfolio Manager

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF ASSETS AND LIABILITIES -- September 30, 1995

                            BALANCED    BLUE CHIP     MID-CAP   SMALL COMPANY   GLOBAL     GROWTH AND
                             ASSETS      GROWTH       GROWTH       GROWTH      BALANCED      INCOME
                              FUND        FUND         FUND         FUND         FUND         FUND
                          ---------------------------------------------------------------------------
ASSETS:
Investment securities,
 at value (identified
 cost $236,158,791;
 $63,392,694;
 $28,510,444;
 $94,238,597;
 $20,578,840 and
 $3,921,404,
 respectively)..........  $261,665,945 $71,589,575  $34,430,713 $118,221,556  $22,127,483  $4,274,381
Short-term securities
 (identified cost of
 $569,000 on the Global
 Balanced Fund).........            --          --           --           --      569,000          --
Joint repurchase
 agreements.............    15,638,000   4,715,000    3,059,000   19,896,000      121,000   1,881,000
Cash....................       342,333          --          548          719       93,816         732
Foreign cash............            --          --           --           --      128,425          --
Receivable for
 investments sold.......    15,015,794   6,705,700   11,356,656   23,577,696    1,271,173      52,865
Receivable for shares of
 beneficial interest
 sold...................     3,138,698      25,207       73,705      638,514       67,214      11,957
Interest and dividends
 receivable.............     1,344,687      87,275       23,633       26,798      218,994      18,901
Prepaid expenses........        11,209      32,317        6,124        7,429          840         111
Receivable from
 investment adviser.....            --          --           --           --       11,623      13,253
Unrealized appreciation
 of foreign currency
 contracts..............            --          --           --           --      283,650          --
Receivable for foreign
 currency contracts
 sold...................            --          --           --           --      521,653          --
Deferred organizational
 expenses...............            --          --           --           --        3,212       1,036
                          ------------ -----------  ----------- ------------  -----------  ----------
 Total assets...........   297,156,666  83,155,074   48,950,379  162,368,712   25,418,083   6,254,236
                          ------------ -----------  ----------- ------------  -----------  ----------
LIABILITIES:
Payable for investments
 purchased..............     8,815,756     348,800    1,535,577    1,536,032      942,954     140,000
Payable for securities
 loaned.................     5,443,750          --           --           --           --          --
Payable for shares of
 beneficial interest
 redeemed...............       289,601     113,557       50,734    2,719,806       12,710          --
Accrued expenses........       182,908      91,909       55,683      112,302       75,756      36,041
Investment advisory and
 management fees
 payable................       168,922      48,920       30,451       96,799       20,067       3,441
Distribution and service
 maintenance fees
 payable................       162,858      42,830       20,297       80,669       14,445       2,760
Dividends payable.......        61,706          --           --           --           --       1,683
Due to custodian........            --     569,262           --           --           --          --
Unrealized depreciation
 of foreign currency
 contracts..............            --          --           --           --      239,008          --
Payable for foreign
 currency contracts
 purchased..............            --          --           --           --      522,142          --
                          ------------ -----------  ----------- ------------  -----------  ----------
 Total liabilities......    15,125,501   1,215,278    1,692,742    4,545,608    1,827,082     183,925
                          ------------ -----------  ----------- ------------  -----------  ----------
    Net assets..........  $282,031,165 $81,939,796  $47,257,637 $157,823,104  $23,591,001  $6,070,311
                          ============ ===========  =========== ============  ===========  ==========
NET ASSETS WERE COMPOSED
 OF:
Shares of beneficial
 interest, $.01 par
 value..................  $    171,753 $    47,527  $    26,609 $     64,401  $    32,225  $    7,238
Paid-in capital.........   244,330,954  66,179,940   36,123,768  105,152,255   22,568,503   5,445,561
                          ------------ -----------  ----------- ------------  -----------  ----------
                           244,502,707  66,227,467   36,150,377  105,216,656   22,600,728   5,452,799
Accumulated
 undistributed net
 investment income......       243,698          --           --           --      871,462       2,915
Accumulated
 undistributed net
 realized gain (loss) on
 investments............    11,777,606   7,526,115    5,186,991   28,612,538   (3,146,792)    261,620
Accumulated net realized
 gain (loss) on foreign
 currency and other
 assets and liabilities.            --     (10,667)          --       10,951    1,671,033          --
Net unrealized
 appreciation of
 investments............    25,507,154   8,196,881    5,920,269   23,982,959    1,548,643     352,977
Net unrealized
 appreciation of foreign
 currency, other assets
 and liabilities........            --          --           --           --       45,927          --
                          ------------ -----------  ----------- ------------  -----------  ----------
    Net assets..........  $282,031,165 $81,939,796  $47,257,637 $157,823,104  $23,591,001  $6,070,311
                          ============ ===========  =========== ============  ===========  ==========
CLASS A (UNLIMITED
 SHARES AUTHORIZED):
Net asset value and
 redemption price per
 share
 ($119,916,366/7,302,494;
 $42,407,289/2,445,272;
 $37,714,102/2,118,190;
 $89,510,083/3,630,872;
 $9,614,966/1,307,104
 and $3,532,261/421,137
 net assets and shares
 of beneficial interest
 issued and outstanding,
 respectively...........  $      16.42 $     17.34  $     17.80 $      24.65  $      7.36  $     8.39
Maximum sales charge
 (5.75% of offering
 price).................          1.00        1.06         1.09         1.50         0.45        0.51
                          ------------ -----------  ----------- ------------  -----------  ----------
Maximum offering price
 to public..............  $      17.42 $     18.40  $     18.89 $      26.15  $      7.81  $     8.90
                          ============ ===========  =========== ============  ===========  ==========
CLASS B (UNLIMITED
 SHARES AUTHORIZED):
Net asset value,
 offering and redemption
 price per share
 ($162,114,799/9,872,779;
 $39,532,507/2,307,431;
 $9,543,535/542,752;
 $68,313,021/2,809,180;
 $13,976,035/1,915,347
 and $2,538,050/302,621
 net assets and shares
 of beneficial interest
 issued and outstanding,
 respectively)..........  $      16.42 $     17.13  $     17.58 $      24.32  $      7.30  $     8.39
                          ============ ===========  =========== ============  ===========  ==========

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF OPERATIONS -- For the year ended September 30, 1995

                             BALANCED    BLUE CHIP     MID-CAP    SMALL COMPANY   GLOBAL    GROWTH AND
                              ASSETS      GROWTH       GROWTH        GROWTH      BALANCED     INCOME
                               FUND        FUND         FUND          FUND         FUND        FUND
                            --------------------------------------------------------------------------
INVESTMENT INCOME:
Income:
 Interest (net of
  withholding taxes of
  $956 on Global Balanced
  Fund)...................  $ 4,942,478 $   253,003  $   231,890   $ 1,097,775  $  609,969   $ 96,252
 Dividends (net of
  withholding taxes of
  $27,389, $5,333, $2,899,
  $1,707, $40,293, and
  $889, respectively) ....    4,015,774   1,302,059      223,932       391,999     366,522    105,515
                            ----------- -----------  -----------   -----------  ----------   --------
 Total investment income..    8,958,252   1,555,062      455,822     1,489,774     976,491    201,767
                            ----------- -----------  -----------   -----------  ----------   --------
Expenses:
 Investment advisory and
  management fees.........    1,821,586     565,835      294,505       819,449     269,441     32,455
 Distribution and service
  maintenance fees-Class
  A.......................      237,888      42,755      115,641       187,524      44,919     11,338
 Distribution and service
  maintenance fees-Class
  B.......................    1,749,100     632,288       62,270       556,816     141,100     10,876
 Transfer agent fees and
  expenses-Class A........      193,217      47,893       93,922       155,365      31,674      8,357
 Transfer agent fees and
  expenses-Class B........      484,587     174,235       23,037       160,957      39,736      8,412
 Custodian fees and
  expenses................      117,005      67,220       61,920        91,545     196,515     48,290
 Registration fees-Class
  A.......................       12,313       8,186       12,884        19,527       9,712     10,219
 Registration fees-Class
  B.......................          --       16,918        7,908        19,315      12,594      7,609
 Audit and tax consulting
  fees....................       46,222      16,040       16,170        33,470      14,445     10,360
 Trustees' fees and
  expenses................       26,521       8,116        3,999        11,191       3,043        400
 Printing expense.........       10,665       8,560        5,345        12,530       2,281      1,340
 Insurance expense........        6,098       2,196        1,004         2,316         163         83
 Legal fees and expenses..        5,330       3,685        1,388         3,915       2,285      1,735
 Interest expense.........           --      14,080        1,645            --          --         --
 Amortization of
  organizational expenses.           --          --           --            --         876     16,343
 Miscellaneous expenses...       12,876       3,158        2,425         3,258      17,443      1,530
                            ----------- -----------  -----------   -----------  ----------   --------
 Total expenses...........    4,723,408   1,611,165      704,063     2,077,178     786,227    169,347
 Less: expenses
  waived/reimbursed by
  investment
  adviser/distributor.....           --     (13,179)     (10,554)           --    (115,214)  (151,253)
                            ----------- -----------  -----------   -----------  ----------   --------
 Net expenses.............    4,723,408   1,597,986      693,509     2,077,178     671,013     18,094
                            ----------- -----------  -----------   -----------  ----------   --------
Net investment income
 (loss)...................    4,234,844     (42,924)    (237,687)     (587,404)    305,478    183,673
                            ----------- -----------  -----------   -----------  ----------   --------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
Net realized gain (loss)
 on investments...........   13,383,399   7,615,892    7,432,643    31,433,571  (2,564,836)   346,652
Net realized gain (loss)
 on foreign currency and
 other assets and
 liabilities..............           --     (10,667)          --        10,951   1,756,424         --
Net change in unrealized
 appreciation/depreciation
 of investments...........   28,115,267   6,757,773    3,253,371    15,112,125   1,847,343    297,243
Net change in unrealized
 appreciation/depreciation
 of foreign currency and
 other assets and
 liabilities..............           --          --           --            --      42,526         --
                            ----------- -----------  -----------   -----------  ----------   --------
Net realized and
 unrealized gain (loss) on
 investments, foreign
 currency and other assets
 and liabilities..........   41,498,666  14,362,998   10,686,014    46,556,647   1,081,457    643,895
                            ----------- -----------  -----------   -----------  ----------   --------
NET INCREASE IN NET ASSETS
 RESULTING FROM
 OPERATIONS: .............  $45,733,510 $14,320,074  $10,448,327   $45,969,243  $1,386,935   $827,568
                            =========== ===========  ===========   ===========  ==========   ========

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                             BALANCED ASSETS FUND          BLUE CHIP GROWTH FUND        MID-CAP GROWTH FUND
                          ----------------------------  --------------------------- ---------------------------
                          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR  FOR THE YEAR  FOR THE YEAR  FOR THE YEAR
                              ENDED          ENDED          ENDED         ENDED         ENDED         ENDED
                          SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30,
                              1995           1994           1995          1994          1995          1994
                          -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS:
OPERATIONS:
 Net investment income
  (loss)................  $  4,234,844   $  3,273,547    $   (42,924)  $   (29,169)  $  (237,687)  $   103,839
 Net realized gain
  (loss) on investments.    13,383,399     10,239,438      7,615,892     8,104,529     7,432,643      (562,925)
 Net realized loss on
  foreign currency and
  other assets and
  liabilities...........            --             --        (10,667)           --            --            --
 Net change in
  unrealized
  appreciation/
  depreciation of
  investments...........    28,115,267    (14,392,701)     6,757,773    (9,743,916)    3,253,371    (3,332,519)
                          ------------   ------------    -----------   -----------   -----------   -----------
Increase (decrease) in
 net assets resulting
 from operations........    45,733,510       (879,716)    14,320,074    (1,668,556)   10,448,327    (3,791,605)
                          ------------   ------------    -----------   -----------   -----------   -----------
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment
  income (Class A)......    (1,892,197)      (888,983)            --            --       (81,917)           --
 From net investment
  income (Class B)......    (4,315,134)    (2,111,163)            --            --       (10,723)           --
 From net realized gains
  on investments (Class
  A)....................    (2,033,487)      (701,263)      (221,327)      (15,869)           --    (5,265,913)
 From net realized gains
  on investments (Class
  B)....................    (7,043,145)    (3,102,237)    (5,263,567)   (3,262,131)           --      (617,587)
                          ------------   ------------    -----------   -----------   -----------   -----------
Total dividends and
 distributions to
 shareholders...........   (15,283,963)    (6,803,646)    (5,484,894)   (3,278,000)      (92,640)   (5,883,500)
                          ------------   ------------    -----------   -----------   -----------   -----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 8)..    18,827,961     69,599,491     (1,851,797)      128,688       (43,053)   11,701,924
                          ------------   ------------    -----------   -----------   -----------   -----------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS.................    49,277,508     61,916,129      6,983,383    (4,817,868)   10,312,634     2,026,819
NET ASSETS:
Beginning of period.....   232,753,657    170,837,528     74,956,413    79,774,281    36,945,003    34,918,184
                          ------------   ------------    -----------   -----------   -----------   -----------
End of period [including
 undistributed net
 investment income
 (loss) for September
 30, 1995 and September
 30, 1994 of $243,698,
 $2,216,185; $0, $0; $0
 and $92,829,
 respectively]..........  $282,031,165   $232,753,657    $81,939,796   $74,956,413   $47,257,637   $36,945,003
                          ============   ============    ===========   ===========   ===========   ===========

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                             SMALL COMPANY GROWTH FUND       GLOBAL BALANCED FUND       GROWTH AND INCOME FUND
                            ---------------------------- ---------------------------- ---------------------------
                                                                                                       FOR THE
                            FOR THE YEAR   FOR THE YEAR  FOR THE YEAR  FOR THE PERIOD FOR THE YEAR     PERIOD
                                ENDED          ENDED         ENDED         ENDED          ENDED         ENDED
                            SEPTEMBER 30,  SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30,  SEPTEMBER 30, SEPTEMBER 30,
                                1995           1994          1995         1994 (a)        1995        1994 (a)
                            -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS:
OPERATIONS:
 Net investment income
  (loss)..................  $   (587,404)   $  (758,937)  $   305,478   $    36,678    $  183,673    $   28,400
 Net realized gain (loss)
  on investments..........    31,433,571      2,130,417    (2,564,836)       (8,690)      346,652        (8,242)
 Net realized gain (loss)
  on foreign currency and
  other assets and
  liabilities.............        10,951             --     1,756,424       (85,391)           --            --
 Net change in unrealized
  appreciation/depreciation
  of investments..........    15,112,125     (7,542,139)    1,847,343      (298,700)      297,243        55,734
 Net change in unrealized
  appreciation/depreciation
  of foreign currency and
  other assets and
  liabilities.............            --             --        42,526         3,401            --            --
                            ------------    -----------   -----------   -----------    ----------    ----------
Increase (decrease) in net
 assets resulting from
 operations...............    45,969,243     (6,170,659)    1,386,935      (352,702)      827,568        75,892
                            ------------    -----------   -----------   -----------    ----------    ----------
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment
  income (Class A)........            --             --       (24,601)           --      (127,668)      (25,414)
 From net investment
  income (Class B)........            --             --       (12,084)           --       (54,591)       (1,485)
 From net realized gains
  on investments (Class
  A)......................      (985,792)    (3,220,794)       (3,604)           --       (63,470)           --
 From net realized gains
  on investments (Class
  B)......................    (1,122,738)    (3,913,206)       (3,671)           --       (13,320)           --
                            ------------    -----------   -----------   -----------    ----------    ----------
Total dividends and
 distributions to
 shareholders.............    (2,108,530)    (7,134,000)      (43,960)           --      (259,049)      (26,899)
                            ------------    -----------   -----------   -----------    ----------    ----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 CAPITAL SHARE
 TRANSACTIONS (NOTE 8)....    23,184,310     25,945,929    (4,383,749)   26,984,477     2,174,079     3,278,720
                            ------------    -----------   -----------   -----------    ----------    ----------
TOTAL INCREASE (DECREASE)
 IN NET ASSETS............    67,045,023     12,641,270    (3,040,774)   26,631,775     2,742,598     3,327,713
NET ASSETS:
Beginning of period.......    90,778,081     78,136,811    26,631,775            --     3,327,713            --
                            ------------    -----------   -----------   -----------    ----------    ----------
End of period [including
 undistributed net
 investment income for
 September 30, 1995 and
 September 30, 1994 $0,
 $0; $871,462, $36,678;
 $2,915 and $1,501,
 respectively]............  $157,823,104    $90,778,081   $23,591,001   $26,631,775    $6,070,311    $3,327,713
                            ============    ===========   ===========   ===========    ==========    ==========

------------
(a) For the periods beginning June 15, 1994 and July 1, 1994 for the Global Balanced Fund and Growth and Income Fund, respectively.

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 FINANCIAL HIGHLIGHTS

BALANCED ASSETS FUND

                                         NET
                                     GAIN(LOSS)
                                     ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET    MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-   REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT        AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1) UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- --------- ----------- ---------- --------- -------  -------  --------- --------- ----------
                                    CLASS A

09/24/93-
 09/30/93(3)....  $15.07     $  --     $ 0.06      $ 0.06    $   --   $   --   $   --    $15.13      0.40%   $ 33,381
09/30/94........   15.13      0.30      (0.23)       0.07     (0.28)   (0.30)   (0.58)    14.62      0.50      52,098
09/30/95........   14.62      0.32       2.51        2.83     (0.45)   (0.58)   (1.03)    16.42     20.68     119,916

                               RATIO OF NET
                  RATIO OF      INVESTMENT
                  EXPENSES        INCOME
     PERIOD      TO AVERAGE     TO AVERAGE    PORTFOLIO
     ENDED       NET ASSETS     NET ASSETS    TURNOVER
---------------- ------------- -------------- ---------
09/24/93-
 09/30/93(3)....   1.54%(4)       0.46%(4)        25%
09/30/94........   1.58           2.00           141
09/30/95........   1.50           2.13           130


                                         NET
                                     GAIN(LOSS)
                                     ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET    MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-   REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT        AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1) UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- --------- ----------- ---------- --------- -------  -------  --------- --------- ----------
                                    CLASS B

06/30/92(5).....  $15.75     $0.33     $ 0.98      $ 1.31    $(0.42)  $(1.01)  $(1.43)   $15.63      7.51%   $ 83,234
06/30/93(5).....   15.63      0.30       2.63        2.93     (0.30)   (2.40)   (2.70)    15.86     20.29     113,871
07/01/93-
 09/30/93(5)....   15.86      0.05       0.49        0.54     (0.06)   (1.21)   (1.27)    15.13      3.44     137,456
09/30/94........   15.13      0.20      (0.23)      (0.03)    (0.18)   (0.30)   (0.48)    14.62     (0.14)    180,655
09/30/95........   14.62      0.23       2.51        2.74     (0.36)   (0.58)   (0.94)    16.42     19.96     162,115

                               RATIO OF NET
                  RATIO OF      INVESTMENT
                  EXPENSES        INCOME
     PERIOD      TO AVERAGE     TO AVERAGE    PORTFOLIO
     ENDED       NET ASSETS     NET ASSETS    TURNOVER
---------------- ------------- -------------- ---------
06/30/92(5).....   1.93%(6)       2.04%(6)       151%
06/30/93(5).....   1.91(6)        1.94(6)        251
07/01/93-
 09/30/93(5)....   2.10(4)(6)     1.36(4)(6)      25
09/30/94........   2.21           1.36           141
09/30/95........   2.12           1.59           130

--------------------------------------------------------------------------------

BLUE CHIP GROWTH FUND

                                           NET
                                       GAIN(LOSS)
                                       ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET   NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,   INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING  MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME      UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- -------     ----------- ---------- --------- -------  -------  --------- --------- ----------
                                    CLASS A

10/08/93-
 9/30/94(3).....  $16.24   $ 0.09(1)     $(0.26)     $(0.17)    $ --    $(0.65)  $(0.65)   $15.42     (1.05)%  $  3,207
09/30/95........   15.42     0.02(1)       2.99        3.01       --     (1.09)   (1.09)    17.34     21.29      42,407

                                RATIO OF NET
                  RATIO OF       INVESTMENT
                  EXPENSES         INCOME
     PERIOD      TO AVERAGE      TO AVERAGE    PORTFOLIO
     ENDED       NET ASSETS      NET ASSETS    TURNOVER
---------------- -------------- -------------- ---------
10/08/93-
 9/30/94(3).....   1.64%(4)(6)     0.65%(4)(6)    170%
09/30/95........   1.58(6)         0.11(6)        251

                                           NET
                                       GAIN(LOSS)
                                       ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET   NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,   INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING  MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME      UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- -------     ----------- ---------- --------- -------  -------  --------- --------- ----------
                                    CLASS B

12/31/91(5).....  $ 9.65   $(0.06)       $ 2.94      $ 2.88     $ --    $   --   $   --    $12.53     29.84%   $105,734
12/31/92(5).....   12.53    (0.13)         1.19        1.06       --        --       --     13.59      8.46      83,237
1/01/93-
 9/30/93(5).....   13.59    (0.02)(1)      2.71        2.69       --        --       --     16.28     19.79      79,774
9/30/94.........   16.28    (0.01)(1)     (0.28)      (0.29)      --     (0.65)   (0.65)    15.34     (1.81)     71,749
9/30/95.........   15.34    (0.01)(1)      2.89        2.88       --     (1.09)   (1.09)    17.13     20.51      39,533

                                RATIO OF NET
                  RATIO OF       INVESTMENT
                  EXPENSES         INCOME
     PERIOD      TO AVERAGE      TO AVERAGE    PORTFOLIO
     ENDED       NET ASSETS      NET ASSETS    TURNOVER
---------------- -------------- -------------- ---------
12/31/91(5).....   2.50%          (0.42) %         79%
12/31/92(5).....   2.53           (0.75)          192
1/01/93-
 9/30/93(5).....   2.46(4)        (0.14) (4)      171
9/30/94.........   2.28           (0.05)          170
9/30/95.........   2.22           (0.09)          251

------------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Pursuant to a reorganization of the SunAmerica Mutual Funds, the Equity Funds fiscal year ends were changed to September 30
(6) Net of the following expense reimbursements (based on average net assets):

                                         6/30/92 6/30/93 9/30/93 9/30/94 9/30/95
                                         ------- ------- ------- ------- -------
   Balanced Assets Class B..............  .12%    .05%    .04%     --      --
   Blue Chip Growth Class A.............   --      --      --     1.66%   .11%

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 FINANCIAL HIGHLIGHTS

MID-CAP GROWTH FUND

                                           NET
                                       GAIN(LOSS)
                                       ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET   NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET            NET ASSETS
                  VALUE,   INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,                END OF
     PERIOD      BEGINNING  MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL      PERIOD
     ENDED       OF PERIOD INCOME      UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(1)   (000'S)
---------------- --------- -------     ----------- ---------- --------- -------  -------  --------- ---------  ----------
                                    CLASS A

11/30/91(4).....  $12.90   $ 0.16        $ 3.09      $ 3.25    $(0.25)  $(2.60)  $(2.85)   $13.30     31.13%    $29,142
11/30/92(4).....   13.30    (0.07)         2.87        2.80     (0.02)   (0.44)   (0.46)    15.64     21.42      30,024
12/01/92-
 9/30/93(4).....   15.64    (0.09)(2)      3.17        3.08        --    (0.69)   (0.69)    18.03     20.42      34,918
9/30/94.........   18.03     0.04 (2)     (1.64)      (1.60)       --    (2.65)   (2.65)    13.78     (9.60)     32,906
9/30/95.........   13.78    (0.08)(2)      4.14        4.06     (0.04)      --    (0.04)    17.80     29.51      37,714

                                RATIO OF NET
                  RATIO OF       INVESTMENT
                  EXPENSES         INCOME
     PERIOD      TO AVERAGE      TO AVERAGE      PORTFOLIO
     ENDED       NET ASSETS      NET ASSETS      TURNOVER
---------------- -------------- ---------------- ---------
11/30/91(4).....   1.76%           1.20 %           225%
11/30/92(4).....   1.76           (0.46)             98
12/01/92-
 9/30/93(4).....   1.81(3)         1.18  (3)        231
9/30/94.........   1.76            0.28             555
9/30/95.........   1.66           (0.51)            392

                                           NET
                                       GAIN(LOSS)
                                       ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET   NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET            NET ASSETS
                  VALUE,   INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,                END OF
     PERIOD      BEGINNING  MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL      PERIOD
     ENDED       OF PERIOD INCOME      UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(1)   (000'S)
---------------- --------- -------     ----------- ---------- --------- -------  -------  --------- ---------  ----------
                                    CLASS B
10/04/93-
 9/30/94(5).....  $18.12   $ 0.03 (2)    $(1.80)     $(1.77)   $   --   $(2.65)  $(2.65)   $13.70    (10.56)%   $ 4,039
9/30/95.........   13.70   (0.18) (2)      4.08        3.90     (0.02)      --    (0.02)    17.58     28.55       9,544

                                RATIO OF NET
                  RATIO OF       INVESTMENT
                  EXPENSES         INCOME
     PERIOD      TO AVERAGE      TO AVERAGE      PORTFOLIO
     ENDED       NET ASSETS      NET ASSETS      TURNOVER
---------------- -------------- ---------------- ---------
10/04/93-
 9/30/94(5).....   2.43%(3)(6)     0.20 %(3)(6)     555%
9/30/95.........   2.31(7)        (0.17)(7)         392

-------------------------------------------------------------------------------

SMALL COMPANY GROWTH FUND

                                         NET
                                     GAIN(LOSS)
                                     ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET    MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS  RATIO OF
                  VALUE,    INVEST-   REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF    EXPENSES
     PERIOD      BEGINNING   MENT        AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD   TO AVERAGE
     ENDED       OF PERIOD INCOME(2) UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(1)  (000'S)   NET ASSETS
---------------- --------- --------- ----------- ---------- --------- -------  -------  --------- --------- ---------- ----------
                                    CLASS A

11/30/91(4)(8)..  $11.88    $(0.01)    $ 4.92      $ 4.91     $ --    $(2.91)  $(2.91)   $13.88     52.05%   $27,832     1.86%
11/30/92(4)(8)..   13.88     (0.12)      3.39        3.27       --     (0.69)   (0.69)    16.46     24.31     32,056     1.90
12/01/92-
 9/30/93(4)(8)..   16.46     (0.02)      4.07        4.05       --     (0.73)   (0.73)    19.78     25.68     39,238     1.83(3)
9/30/94.........   19.78     (0.10)     (1.40)      (1.50)      --     (1.46)   (1.46)    16.82     (7.74)    38,570     1.67
9/30/95.........   16.82     (0.04)      8.28        8.24       --     (0.41)   (0.41)    24.65     50.00     89,510     1.57

                 RATIO OF NET
                  INVESTMENT
                    INCOME
     PERIOD       TO AVERAGE   PORTFOLIO
     ENDED        NET ASSETS   TURNOVER
---------------- ------------- ---------
11/30/91(4)(8)..   (0.06)%        110%
11/30/92(4)(8)..   (0.88)         209
12/01/92-
 9/30/93(4)(8)..   (0.15)(3)      216
9/30/94.........   (0.60)         411
9/30/95.........   (0.22)         351

                                         NET
                                     GAIN(LOSS)
                                     ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET    MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS  RATIO OF
                  VALUE,    INVEST-   REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF    EXPENSES
     PERIOD      BEGINNING   MENT        AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD   TO AVERAGE
     ENDED       OF PERIOD INCOME(2) UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(1)  (000'S)   NET ASSETS
---------------- --------- --------- ----------- ---------- --------- -------  -------  --------- --------- ---------- ----------
                                    CLASS B

9/24/93-
 9/30/93(5).....  $19.66    $   --     $ 0.12      $ 0.12     $ --    $   --   $   --    $19.78      0.61%   $38,898     2.34%(3)
9/30/94.........   19.78     (0.20)     (1.42)      (1.62)      --     (1.46)   (1.46)    16.70     (8.40)    52,208     2.31
9/30/95.........   16.70     (0.16)      8.19        8.03       --     (0.41)   (0.41)    24.32     49.08     68,313     2.22

                 RATIO OF NET
                  INVESTMENT
                    INCOME
     PERIOD       TO AVERAGE   PORTFOLIO
     ENDED        NET ASSETS   TURNOVER
---------------- ------------- ---------
9/24/93-
 9/30/93(5).....   (1.70)%(3)     216%
9/30/94.........   (1.23)         411
9/30/95.........   (0.84)         351

-----------
(1) Total return is not annualized and does not reflect sales load
(2) Calculated based upon average shares outstanding
(3) Annualized
(4) Pursuant to a reorganization of the SunAmerica Mutual Funds, the Equity Funds fiscal year ends were changed to September 30
(5) Commencement of sale of respective class of shares
(6) Net of expense reimbursement equivalent to .48% of average net assets for the period ended 9/30/94
(7) Net of expense reimbursement equivalent to .17% of average net assets for the year ended 9/30/95
(8) Restated to reflect a 0.984460367 for 1.00 stock split effective September 24, 1993

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 FINANCIAL HIGHLIGHTS

GLOBAL BALANCED FUND

                                         NET
                                     GAIN(LOSS)
                                     ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET    MENTS (BOTH    FROM    FROM NET  BUTIONS          NET ASSET           NET ASSETS
                  VALUE,    INVEST-   REALIZED    INVEST-    INVEST-   FROM    TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT        AND        MENT      MENT    CAPITAL DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1) UNREALIZED) OPERATIONS  INCOME    GAINS  BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- --------- ----------- ---------- --------- ------- -------  --------- --------- ----------
                                    CLASS A

6/15/94-
 9/30/94(3).....   $6.94     $0.02     $(0.05)     $(0.03)   $   --    $ --   $   --     $6.91     (0.43)%  $13,100
9/30/95.........    6.91      0.10       0.36        0.46     (0.01)     --    (0.01)     7.36      6.72      9,615

                                RATIO OF NET
                  RATIO OF       INVESTMENT
                  EXPENSES         INCOME
     PERIOD      TO AVERAGE      TO AVERAGE     PORTFOLIO
     ENDED       NET ASSETS      NET ASSETS     TURNOVER
---------------- -------------- --------------- ---------
6/15/94-
 9/30/94(3).....   2.15%(4)(5)     0.93%(4)(5)      18%
9/30/95.........   2.15(5)         1.36(5)         169

                                         NET
                                     GAIN(LOSS)
                                     ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET    MENTS (BOTH    FROM    FROM NET  BUTIONS          NET ASSET           NET ASSETS
                  VALUE,    INVEST-   REALIZED    INVEST-    INVEST-   FROM    TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT        AND        MENT      MENT    CAPITAL DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1) UNREALIZED) OPERATIONS  INCOME    GAINS  BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- --------- ----------- ---------- --------- ------- -------  --------- --------- ----------
                                    CLASS B
6/16/94-
 9/30/94(3).....   $6.94     $0.01     $(0.05)     $(0.04)   $   --    $ --   $   --     $6.90     (0.58)%  $13,532
9/30/95.........    6.90      0.05       0.36        0.41     (0.01)     --    (0.01)     7.30      5.91     13,976

                                RATIO OF NET
                  RATIO OF       INVESTMENT
                  EXPENSES         INCOME
     PERIOD      TO AVERAGE      TO AVERAGE     PORTFOLIO
     ENDED       NET ASSETS      NET ASSETS     TURNOVER
---------------- -------------- --------------- ---------
6/16/94-
 9/30/94(3).....   2.80%(4)(5)     0.33%(4)(5)      18%
9/30/95.........   2.80(5)         0.75(5)         169

--------------------------------------------------------------------------------

GROWTH AND INCOME FUND

                                         NET
                                     GAIN(LOSS)
                                     ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET    MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-   REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT        AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1) UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- --------- ----------- ---------- --------- -------  -------  --------- --------- ----------
                                    CLASS A

7/01/94-
 9/30/94(3).....   $7.33     $0.07      $0.10      $0.17     $(0.06)  $   --   $(0.06)    $7.44      2.34%    $3,098
9/30/95.........    7.44      0.32       1.08       1.40      (0.30)   (0.15)   (0.45)     8.39     19.53      3,532

                               RATIO OF NET
                  RATIO OF      INVESTMENT
                  EXPENSES        INCOME
     PERIOD      TO AVERAGE     TO AVERAGE    PORTFOLIO
     ENDED       NET ASSETS     NET ASSETS    TURNOVER
---------------- ------------- -------------- ---------
7/01/94-
 9/30/94(3).....  1.50%(4)(5)    3.48%(4)(5)       8%
9/30/95.........  0.46(5)        4.16(5)         230

                                         NET
                                     GAIN(LOSS)
                                     ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET    MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-   REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT        AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1) UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- --------- ----------- ---------- --------- -------  -------  --------- --------- ----------
                                    CLASS B
7/06/94-
 9/30/94(3).....   $7.33     $0.05      $0.11      $0.16     $(0.05)  $   --   $(0.05)    $7.44      2.19%    $  229
9/30/95.........    7.44      0.35       1.03       1.38      (0.28)   (0.15)   (0.43)     8.39     19.19      2,538

                               RATIO OF NET
                  RATIO OF      INVESTMENT
                  EXPENSES        INCOME
     PERIOD      TO AVERAGE     TO AVERAGE    PORTFOLIO
     ENDED       NET ASSETS     NET ASSETS    TURNOVER
---------------- ------------- -------------- ---------
7/06/94-
 9/30/94(3).....  2.15%(4)(5)    2.86%(4)(5)       8%
9/30/95.........  0.30(5)        4.48(5)         230

------------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                                                 9/30/94 9/30/95
                                                                 ------- -------
   Global Balanced Class A......................................   1.14%   .40%
   Global Balanced Class B......................................    .93    .45
   Growth and Income Class A....................................   4.48   2.96
   Growth and Income Class B....................................  20.35   5.07

See Notes to Financial Statements

 SUNAMERICA BALANCED ASSETS FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995

                                                                      VALUE
                   SECURITY DESCRIPTION                    SHARES   (NOTE 2)
------------------------------------------------------------------------------
COMMON STOCK--65.8%
AEROSPACE & MILITARY TECHNOLOGY--0.6%
 Boeing Co. ..............................................  25,000 $ 1,706,250
                                                                   -----------
APPAREL & TEXTILES--1.8%
 NIKE, Inc. ..............................................  20,000   2,222,500
 Reebok International Ltd. ...............................  30,000   1,031,250
 Warnaco Group, Inc.......................................  75,000   1,800,000
                                                                   -----------
                                                                     5,053,750
                                                                   -----------
AUTOMOTIVE--2.8%
 Chrysler Corp. ..........................................  70,000   3,710,000
 Ford Motor Co. ..........................................  30,000     933,750
 General Motors Corp. ....................................  30,000   1,406,250
 Goodyear Tire & Rubber Co. ..............................  50,000   1,968,750
                                                                   -----------
                                                                     8,018,750
                                                                   -----------
BANKS--5.3%
 Bank Of Boston Corp. ....................................  40,000   1,905,000
 Citicorp.................................................  50,000   3,537,500
 First Bank Systems, Inc. ................................  25,000   1,203,125
 First Interstate Bancorp.................................  15,000   1,511,250
 Mellon Bank Corp. .......................................  25,000   1,115,625
 Shawmut National Corp. ..................................  50,000   1,681,250
 Summit Bancorp........................................... 100,000   2,787,500
 UJB Financial Corp. .....................................  40,000   1,280,000
                                                                   -----------
                                                                    15,021,250
                                                                   -----------
BROADCASTING & MEDIA--1.8%
 Disney (Walt) Co. .......................................  25,000   1,434,375
 Scripps (E.W.) Co., Class A..............................  25,000     865,625
 Time Warner, Inc. .......................................  30,000   1,192,500
 Viacom, Inc.+............................................  30,000   1,492,500
                                                                   -----------
                                                                     4,985,000
                                                                   -----------
BUSINESS SERVICES--0.4%
 ITT Corp. ...............................................  10,000   1,240,000
                                                                   -----------
CHEMICALS--1.2%
 Cabot Corp. .............................................  33,700   1,790,313
 du Pont (E.I.) de Nemours & Co. .........................  20,000   1,375,000
                                                                   -----------
                                                                     3,165,313
                                                                   -----------
COMMUNICATION EQUIPMENT--2.6%
 Ericsson (L.M.) Telephone Co. Class B ADR(1).............  30,000     735,000
 Motorola, Inc. ..........................................  40,000   3,055,000
 Nokia Corp. ADR(1).......................................  20,000   1,395,000
 United Technologies Corp. ...............................  25,000   2,209,375
                                                                   -----------
                                                                     7,394,375
                                                                   -----------

                                                                       VALUE
                   SECURITY DESCRIPTION                     SHARES   (NOTE 2)
COMPUTERS & BUSINESS EQUIPMENT--0.2%
 International Business Machines Corp. ....................   5,000 $   471,875
                                                                    -----------
CONGLOMERATE--1.7%
 AlliedSignal, Inc. .......................................  50,000   2,206,250
 General Electric Co.......................................  40,000   2,550,000
                                                                    -----------
                                                                      4,756,250
                                                                    -----------
DEPARTMENT STORES--3.9%
 Dayton Hudson Corp. ......................................  25,000   1,896,875
 Dillard Department Stores, Inc. ..........................  50,000   1,593,750
 Penney (J.C.), Inc. ......................................  40,000   1,985,000
 Woolworth Corp. .......................................... 350,000   5,512,500
                                                                    -----------
                                                                     10,988,125
                                                                    -----------
ELECTRONICS--1.3%
 Micron Technology, Inc. ..................................  10,000     795,000
 Texas Instruments, Inc. ..................................  20,000   1,597,500
 Xerox Corp. ..............................................  10,000   1,343,750
                                                                    -----------
                                                                      3,736,250
                                                                    -----------
ENERGY SERVICES--3.6%
 Baker Hughes, Inc. .......................................  70,000   1,426,250
 BJ Services Co.+..........................................  50,000   1,262,500
 Halliburton Co. ..........................................  50,000   2,087,500
 Rowan Cos., Inc.+.........................................  90,000     675,000
 Schlumberger Ltd. ADR(1)..................................  30,000   1,957,500
 Sonat Offshore Drilling, Inc. ............................  28,000     913,500
 Tenneco, Inc. ............................................  40,557   1,875,761
                                                                    -----------
                                                                     10,198,011
                                                                    -----------
ENERGY SOURCES--3.4%
 Amerada Hess Corp. .......................................  15,000     729,375
 Amoco Corp. ..............................................  15,000     961,875
 Anadarko Petroleum Corp. .................................  20,000     947,500
 Burlington Resources, Inc. ...............................  50,000   1,937,500
 Chevron Corp. ............................................  10,000     486,250
 Exxon Corp. ..............................................  20,000   1,445,000
 Kerr-McGee Corp. .........................................  25,000   1,387,500
 Pacific Enterprises.......................................  50,000   1,256,250
 Reading & Bates Corp. ....................................  45,000     540,000
                                                                    -----------
                                                                      9,691,250
                                                                    -----------
FINANCIAL SERVICES--2.4%
 Capital One Financial Corp. ..............................  25,000     734,375
 Dean Witter, Discover & Co. ..............................  25,000   1,406,250
 First USA, Inc. ..........................................  40,000   2,170,000

 SUNAMERICA BALANCED ASSETS FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995 -- (continued)

                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES   (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
 Golden West Financial Corp. ............................... 25,000 $  1,262,501
 MBNA Corp. ................................................ 30,000    1,248,750
                                                                    ------------
                                                                       6,821,876
                                                                    ------------
FOOD, BEVERAGE & TOBACCO--2.3%
 Coca-Cola Co. ............................................. 20,000    1,380,000
 Heinz (H.J.) Co. .......................................... 85,000    3,888,750
 Quaker Oats Co. ........................................... 10,000      331,250
 RJR Nabisco Holdings Corp. ................................ 30,000      971,250
                                                                    ------------
                                                                       6,571,250
                                                                    ------------
FOREST PRODUCTS--0.4%
 Stone Container Corp.+..................................... 60,000    1,140,000
                                                                    ------------
HEALTH SERVICES--7.3%
 Amerisource Health Corp. .................................. 30,000      810,000
 Caremark International, Inc. .............................. 75,000    1,612,500
 Foundation Health Corp.+................................... 50,000    1,906,250
 Health Systems International, Inc. ........................ 35,300    1,063,412
 HEALTHSOUTH Rehabilitation+................................ 60,000    1,530,000
 Humana, Inc.+.............................................. 40,000      805,000
 McKesson Corp. ............................................ 25,000    1,125,000
 OrNda Healthcorp+.......................................... 40,000      850,000
 Pacificare Health Systems, Inc.+........................... 55,000    3,740,000
 U.S. HealthCare, Inc. ..................................... 60,000    2,122,500
 United Healthcare Corp. ................................... 45,000    2,199,375
 Vencor, Inc.+.............................................. 88,825    2,842,400
                                                                    ------------
                                                                      20,606,437
                                                                    ------------
HOTELS & CASINOS--0.5%
 Hilton Hotels Corp. ....................................... 20,000    1,277,500
                                                                    ------------
HOUSEHOLD PRODUCTS--0.6%
 Avon Products.............................................. 20,000    1,435,000
                                                                    ------------
INSURANCE--3.4%
 Aetna Life & Casualty Co. ................................. 75,000    5,503,125
 Equitable Cos., Inc. ...................................... 60,000    1,470,000
 St. Paul Cos., Inc. ....................................... 25,000    1,459,375
 Travelers Group, Inc. ..................................... 22,000    1,168,750
                                                                    ------------
                                                                       9,601,250
                                                                    ------------
MACHINERY--0.5%
 Millipore Corp. ........................................... 40,000    1,500,000
                                                                    ------------
MEDICAL PRODUCTS--4.5%
 Abbott Laboratories........................................ 25,000    1,065,625
 Amgen, Inc.+............................................... 40,000    1,995,000
 Becton Dickinson & Co. .................................... 30,000    1,886,250
 Chiron Corp.+.............................................. 15,000    1,357,500

                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES   (NOTE 2)
MEDICAL PRODUCTS (CONTINUED)
 Medtronic, Inc. ........................................... 80,000 $  4,300,000
 Perkin Elmer Corp. ........................................ 30,000    1,068,750
 Scherer (R.P.) Corp. ADR(1)+............................... 25,000    1,084,375
                                                                    ------------
                                                                      12,757,500
                                                                    ------------
METALS & MINING--0.4%
 Aluminum Co. of America.................................... 20,000    1,057,500
 Carbide/Graphite Group, Inc.+..............................  2,000       28,250
                                                                    ------------
                                                                       1,085,750
                                                                    ------------
PHARMACEUTICALS--7.0%
 American Home Products Corp. .............................. 20,000    1,697,500
 Biogen, Inc.+.............................................. 10,000      600,000
 Depotech Corp.+............................................ 20,000      280,000
 Glaxo Holdings PLC ADR(1).................................. 50,000    1,206,250
 IVAX Corp. ................................................ 40,000    1,205,000
 Lilly (Eli) & Co. ......................................... 15,000    1,348,125
 Merck & Co., Inc. ......................................... 44,000    2,464,000
 Pfizer, Inc. .............................................. 30,000    1,601,250
 Schering-Plough Corp. ..................................... 40,000    2,060,000
 Smithkline Beecham PLC ADR(1).............................. 35,000    1,771,875
 Teva Pharmaceutical Industries Ltd. ADR(1)................. 30,000    1,083,750
 Warner-Lambert Co. ........................................ 45,000    4,286,250
                                                                    ------------
                                                                      19,604,000
                                                                    ------------
POLLUTION CONTROL--0.4%
 Browning-Ferris Industries, Inc. .......................... 40,000    1,215,000
                                                                    ------------
REAL ESTATE COMPANIES--0.4%
 Healthcare Realty Trust.................................... 55,000    1,141,250
                                                                    ------------
SPECIALTY RETAIL--1.4%
 Barnes & Noble, Inc.+...................................... 20,000      765,000
 Home Depot, Inc.+.......................................... 50,000    1,993,750
 Lowe's Cos., Inc. ......................................... 40,000    1,200,000
                                                                    ------------
                                                                       3,958,750
                                                                    ------------
TELECOMMUNICATIONS--3.0%
 AT&T Corp. ................................................ 60,000    3,945,000
 Frontier Corp. ............................................ 50,000    1,331,250
 PanAmSat Corp. ............................................ 75,000    1,143,750
 Tele Danmark A/S ADR(1).................................... 40,000    1,035,000
 Worldcom, Inc.+............................................ 28,000      899,500
                                                                    ------------
                                                                       8,354,500
                                                                    ------------
TRANSPORTATION--0.7%
 Union Pacific Corp. ....................................... 30,000    1,987,500
                                                                    ------------
TOTAL COMMON STOCK
 (cost $160,846,297)........................................         185,484,012
                                                                    ------------

 SUNAMERICA BALANCED ASSETS FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995 -- (continued)

                                                    SHARES/RIGHTS
                                                   PRINCIPAL AMOUNT    VALUE
               SECURITY DESCRIPTION                 (IN THOUSANDS)    (NOTE 2)
--------------------------------------------------------------------------------
PREFERRED STOCK--1.3%
ENERGY SERVICES--1.3%
 Occidental Petroleum Corp. (cost $3,000,000).....      60,000      $  3,532,500
                                                                    ------------
RIGHTS--0.0%
 Ericsson (L.M.) Telephone Co. ADR(1)
  (cost $0).......................................      60,000                 0
                                                                    ------------
BONDS & NOTES--4.4%
APPAREL & TEXTILES--1.1%
 Bass America, Inc.
  8.13% due 3/31/02...............................     $ 3,000         3,222,510
                                                                    ------------
BANKS--0.7%
 Chase Manhattan Corp.
  7.88% due 8/01/04...............................       2,000         2,046,120
                                                                    ------------
COMPUTERS & BUSINESS EQUIPMENT--0.9%
 Apple Computer, Inc.
  6.50% due 2/15/04...............................       2,500         2,411,925
                                                                    ------------
FINANCIAL SERVICES--1.7%
 Bear Stearns Cos, Inc.
  6.63% due 1/15/04...............................       5,000         4,875,850
                                                                    ------------
TOTAL BONDS & NOTES
 (cost $12,007,995)...............................                    12,556,405
                                                                    ------------
U.S. TREASURY NOTES--18.9%
 4.38% due 8/15/96................................       5,000         4,942,950
 5.13% due 2/28/98................................       5,000         4,915,600
 5.50% due 9/30/97-4/15/00........................       7,750         7,649,042
 5.75% due 8/15/03................................       7,000         6,810,790
 6.50% due 8/15/05................................       2,500         2,561,325
 6.75% due 5/31/99................................       5,000         5,123,450
 6.88% due 7/31/99................................       8,000         8,237,520
 7.25% due 2/15/98................................       3,300         3,396,921
 7.50% due 2/15/05(2).............................       5,000         5,446,100
 9.25% due 8/15/98................................       4,000         4,346,240
                                                                    ------------
                                                                      53,429,938
                                                                    ------------
TOTAL U.S. TREASURY NOTES
 (cost $53,437,780)...............................                    53,429,938
                                                                    ------------

                                                   PRINCIPAL AMOUNT    VALUE
               SECURITY DESCRIPTION                 (IN THOUSANDS)    (NOTE 2)
U.S. TREASURY BONDS--2.4%
 6.25% due 8/15/23
 (cost $6,866,719)...............................      $ 7,000      $  6,663,090
                                                                    ------------
TOTAL INVESTMENT SECURITIES--92.8%
 (cost $236,158,791).............................                    261,665,945
                                                                    ------------
REPURCHASE AGREEMENT--5.5%
 Joint Repurchase Agreement Account (Note 3)
 (cost $15,638,000)..............................       15,638        15,638,000
                                                                    ------------
TOTAL INVESTMENTS--
 (cost $251,796,791).............................         98.3%      277,303,945
Other assets less liabilities....................          1.7         4,727,220
                                                         -----
                                                                    ------------
NET ASSETS--                                             100.0%     $282,031,165
                                                         =====      ============

--------
 +Non-income producing securities
(1)ADR ("American Depositary Receipts")
(2)Security on Loan, see Note 2

See Notes to Financial Statements

 SUNAMERICA BLUE CHIP GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995

                                                                        VALUE
                    SECURITY DESCRIPTION                      SHARES  (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK--87.4%
AEROSPACE & MILITARY TECHNOLOGY--1.2%
 Boeing Co. ................................................. 15,000 $ 1,023,750
                                                                     -----------
APPAREL & TEXTILES--2.2%
 NIKE, Inc. ................................................. 10,000   1,111,250
 Reebok International Ltd. .................................. 20,000     687,500
                                                                     -----------
                                                                       1,798,750
                                                                     -----------
AUTOMOTIVE--2.8%
 Chrysler Corp. ............................................. 25,000   1,325,000
 General Motors Corp. ....................................... 20,000     937,500
                                                                     -----------
                                                                       2,262,500
                                                                     -----------
BANKS--5.1%
 BankAmerica Corp. .......................................... 15,000     898,125
 Citicorp.................................................... 10,000     707,500
 Signet Banking Corp. ....................................... 25,000     656,250
 Standard Federal Bancorporation............................. 30,000   1,170,000
 Summit Bancorp.............................................. 27,500     766,562
                                                                     -----------
                                                                       4,198,437
                                                                     -----------
BROADCASTING & MEDIA--3.5%
 Scholastic Corp.+........................................... 20,000   1,255,000
 Time Warner, Inc. .......................................... 15,000     596,250
 Viacom, Inc. Class B+....................................... 20,000     995,000
                                                                     -----------
                                                                       2,846,250
                                                                     -----------
BUSINESS SERVICES--0.7%
 Transaction Network Services, Inc.+......................... 20,000     537,500
                                                                     -----------
CHEMICALS--2.5%
 Cabot Corp.................................................. 26,100   1,386,563
 du Pont (E.I.) de Nemours & Co. ............................ 10,000     687,500
                                                                     -----------
                                                                       2,074,063
                                                                     -----------
COMMUNICATION EQUIPMENT--4.4%
 Adtran, Inc.+............................................... 20,000     695,000
 Ericsson (L.M.) Telephone Co. Class B ADR(1)................ 30,000     735,000
 Motorola, Inc. ............................................. 10,000     763,750
 Nokia Corp. ADR(1).......................................... 20,000   1,395,000
                                                                     -----------
                                                                       3,588,750
                                                                     -----------
COMPUTERS & BUSINESS EQUIPMENT--3.2%
 BT Office Products International, Inc.+..................... 72,000     945,000
 Madge NV+................................................... 25,000     800,000
 StorMedia, Inc.+............................................ 20,000     905,000
                                                                     -----------
                                                                       2,650,000
                                                                     -----------
CONGLOMERATE--2.6%
 AlliedSignal, Inc........................................... 20,000     882,500
 General Electric Co......................................... 20,000   1,275,000
                                                                     -----------
                                                                       2,157,500
                                                                     -----------

                                                                        VALUE
                    SECURITY DESCRIPTION                      SHARES  (NOTE 2)
CONSUMER SERVICES--1.2%
 Service Corp. International................................. 25,000 $   978,125
                                                                     -----------
DEPARTMENT STORES--1.0%
 Woolworth Corp. ............................................ 50,000     787,500
                                                                     -----------
ELECTRICAL EQUIPMENT--0.6%
 AVX Corp. .................................................. 15,000     502,500
                                                                     -----------
ELECTRONICS--2.2%
 Philips Electronics NV...................................... 20,000     975,000
 Texas Instruments, Inc...................................... 10,000     798,750
                                                                     -----------
                                                                       1,773,750
                                                                     -----------
ENERGY SERVICES--4.0%
 Baker Hughes, Inc. ......................................... 20,000     407,500
 BJ Services Co.+............................................ 30,000     757,500
 Halliburton Co. ............................................ 20,000     835,000
 Schlumberger Ltd. ADR(1).................................... 10,000     652,500
 Sonat Offshore Drilling, Inc. .............................. 20,000     652,500
                                                                     -----------
                                                                       3,305,000
                                                                     -----------
ENERGY SOURCES--3.7%
 Anadarko Petroleum Corp. ................................... 20,000     947,500
 Burlington Resources, Inc. ................................. 25,000     968,750
 Kerr-McGee Corp. ........................................... 20,000   1,110,000
                                                                     -----------
                                                                       3,026,250
                                                                     -----------
FINANCIAL SERVICES--1.0%
 Dean Witter, Discover & Co. ................................ 15,000     843,750
                                                                     -----------
FOOD, BEVERAGE & TOBACCO--3.0%
 Heinz (H.J.) Co. ........................................... 40,000   1,830,000
 Mondavi Robert Corp. ....................................... 25,000     637,500
                                                                     -----------
                                                                       2,467,500
                                                                     -----------
FOREST PRODUCTS--1.2%
 Crown Cork & Seal, Inc...................................... 25,000     968,750
                                                                     -----------
HEALTH SERVICES--11.1%
 Caremark International, Inc. ............................... 25,000     537,500
 Columbia/HCA Healthcare Corp. .............................. 20,000     972,500
 Health Management Associates+............................... 30,000     963,750
 Healthsource, Inc.+......................................... 18,200     875,875
 Humana, Inc.+............................................... 45,000     905,625
 McKesson Corp............................................... 15,000     675,000
 Pacificare Health Systems, Inc.+............................ 15,000   1,020,000
 U.S. HealthCare, Inc. ...................................... 20,000     707,500
 United Healthcare Corp. .................................... 35,000   1,710,625
 Vencor, Inc+................................................ 23,375     748,000
                                                                     -----------
                                                                       9,116,375
                                                                     -----------

 SUNAMERICA BLUE CHIP GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995 -- (continued)


                                                                        VALUE
                    SECURITY DESCRIPTION                      SHARES  (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
INSURANCE--3.8%
 Aetna Life & Casualty Co. .................................. 35,000 $ 2,568,125
 Travelers Group, Inc. ...................................... 10,000     531,250
                                                                     -----------
                                                                       3,099,375
                                                                     -----------
MACHINERY--0.9%
 Millipore Corp. ............................................ 20,000     750,000
                                                                     -----------
MEDICAL PRODUCTS--7.9%
 Becton Dickinson & Co. ..................................... 10,000     628,750
 Boston Scientific Corp.+.................................... 25,000   1,065,625
 Medtronic, Inc.............................................. 60,000   3,225,000
 Scherer (R.P.) Corp. ADR(1)+................................ 20,000     867,500
 Sola International, Inc.+................................... 30,000     663,750
                                                                     -----------
                                                                       6,450,625
                                                                     -----------
PHARMACEUTICALS--11.1%
 Abbott Laboratories......................................... 15,000     639,375
 Agouron Pharmaceuticals, Inc. .............................. 13,000     373,750
 ALZA Corp.+................................................. 20,000     460,000
 Amgen, Inc.+................................................ 20,000     997,500
 Biogen, Inc.+...............................................  5,000     300,000
 Chiron Corp.+............................................... 10,000     905,000
 Gilead Sciences, Inc.+...................................... 25,000     550,000
 IVAX Corp. ................................................. 20,000     602,500
 Merck & Co., Inc. .......................................... 20,000   1,120,000
 Schering-Plough Corp. ...................................... 20,000   1,030,000
 Teva Pharmaceutical Industries Ltd. ADR(1).................. 20,000     722,500
 Warner-Lambert Co. ......................................... 15,000   1,428,750
                                                                     -----------
                                                                       9,129,375
                                                                     -----------
POLLUTION CONTROL--0.4%
 Browning-Ferris Industries, Inc. ........................... 10,000     303,750
                                                                     -----------
SPECIALTY RETAIL--0.7%
 Barnes & Noble, Inc.+....................................... 14,600     558,450
                                                                     -----------
TELECOMMUNICATIONS--4.6%
 AT&T Corp. ................................................. 30,000   1,972,500
 MobileMedia Corp.+.......................................... 13,000     351,000
 PanAmSat Corp............................................... 50,000     762,500
 Worldcom, Inc.+............................................. 20,000     642,500
                                                                     -----------
                                                                       3,728,500
                                                                     -----------
TRANSPORTATION--0.8%
 Union Pacific Corp.......................................... 10,000     662,500
                                                                     -----------
TOTAL COMMON STOCK
 (cost $63,392,694)..........................................         71,589,575
                                                                     -----------

                                                         RIGHTS
                                                    PRINCIPAL AMOUNT    VALUE
               SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 2)
RIGHTS--0.0%+
COMMUNICATION EQUIPMENT--0.0%
 Ericsson (L.M.) Telephone Co. ADR(1)
 (cost $0) .......................................       60,000      $         0
                                                                     -----------
TOTAL INVESTMENT SECURITIES--87.4%
 (cost $63,392,694)...............................                    71,589,575
                                                                     -----------
REPURCHASE AGREEMENT--5.7%
 Joint Repurchase Agreement
 Account (Note 3)
 (cost $4,715,000)................................       $4,715        4,715,000
                                                                     -----------
TOTAL INVESTMENTS--
 (cost $68,107,694)...............................         93.1%      76,304,575
Other assets less liabilities.....................          6.9        5,635,221
                                                          -----
                                                                     -----------
NET ASSETS--                                              100.0%     $81,939,796
                                                          =====      ===========

--------
 + Non-income producing securities
(1) ADR ("American Depositary Receipts")

See Notes to Financial Statements

 SUNAMERICA MID-CAP GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995

                                                                      VALUE
                   SECURITY DESCRIPTION                     SHARES  (NOTE 2)
------------------------------------------------------------------------------
COMMON STOCK--72.3%
APPAREL & TEXTILES--8.5%
 Authentic Fitness Corp. .................................. 10,000 $   225,000
 Jones Apparel Group, Inc.+................................ 15,000     534,375
 Kenneth Cole Productions, Inc. ...........................  5,500     193,188
 Liz Claiborne, Inc. ...................................... 25,000     631,250
 Nautica Enterprises, Inc.+................................ 15,000     513,750
 Oakley, Inc.+.............................................  5,000     148,125
 Quiksilver, Inc.+......................................... 12,500     339,062
 Tommy Hilfiger Corp.+..................................... 22,000     715,000
 Warnaco Group, Inc. ...................................... 30,000     720,000
                                                                   -----------
                                                                     4,019,750
                                                                   -----------
BANKS--5.7%
 First Tennessee National Corp. ........................... 10,000     555,000
 Long Island Bancorp, Inc. ................................ 30,000     735,000
 Mercantile Bancorp, Inc. ................................. 10,000     447,500
 Midlantic Corp. ..........................................  6,000     325,500
 RCSB Financial, Inc. ..................................... 10,000     241,250
 Signet Banking Corp. ..................................... 15,000     393,750
                                                                   -----------
                                                                     2,698,000
                                                                   -----------
BROADCASTING & MEDIA--2.0%
 Scholastic Corp.+......................................... 15,000     941,250
                                                                   -----------
CHEMICALS--2.5%
 Arcadian Corp. ........................................... 20,000     407,500
 Bush Boake Allen, Inc.+................................... 10,200     288,150
 Cabot Corp. ..............................................  9,000     478,125
                                                                   -----------
                                                                     1,173,775
                                                                   -----------
COMMUNICATION EQUIPMENT--3.4%
 Adtran, Inc.+............................................. 10,000     347,500
 Ericsson (L.M.) Telephone Co. Class B ADR(1).............. 15,000     367,500
 QUALCOMM, Inc.+........................................... 15,000     688,125
 Tellabs, Inc.+............................................  5,000     210,625
                                                                   -----------
                                                                     1,613,750
                                                                   -----------
COMPUTERS & BUSINESS EQUIPMENT--6.5%
 3Com Corp.+............................................... 15,000     682,500
 Bay Networks, Inc.+.......................................  5,000     266,875
 BT Office Products International, Inc.+................... 55,000     721,875
 Cisco Systems, Inc.+......................................  5,000     345,000
 Shiva Corp.+.............................................. 10,000     612,500
 United States Robotics Corp. .............................  5,000     426,250
                                                                   -----------
                                                                     3,055,000
                                                                   -----------
DEPARTMENT STORES--1.3%
 Woolworth Corp. .......................................... 40,000     630,000
                                                                   -----------

                                                                        VALUE
                    SECURITY DESCRIPTION                      SHARES  (NOTE 2)
ELECTRICAL EQUIPMENT--3.9%
 Alpha Industries, Inc. ..................................... 55,000 $   983,125
 AVX Corp. ..................................................  5,000     167,500
 LSI Logic Corp.+............................................ 12,000     693,000
                                                                     -----------
                                                                       1,843,625
                                                                     -----------
ELECTRONICS--3.1%
 Cirrus Logic, Inc.+.........................................  5,000     286,250
 Micron Technology, Inc. ....................................  5,000     397,500
 TriQuint Semiconductor, Inc.+............................... 11,000     251,625
 Ultratech Stepper, Inc.+.................................... 12,500     528,125
                                                                     -----------
                                                                       1,463,500
                                                                     -----------
ENERGY SERVICES--2.6%
 Global Marine, Inc.+........................................ 80,000     570,000
 Sonat Offshore Drilling, Inc. .............................. 20,000     652,500
                                                                     -----------
                                                                       1,222,500
                                                                     -----------
ENTERTAINMENT PRODUCTS--0.8%
 Acclaim Entertainment, Inc.+................................ 15,000     386,250
                                                                     -----------
FINANCIAL SERVICES--4.6%
 Capital One Financial Corp. ................................ 25,000     734,375
 Green Tree Financial Corp. .................................  7,000     427,000
 Lehman Brothers Holdings, Inc. ............................. 15,000     346,875
 United Companies Financial Corp. ........................... 10,000     682,500
                                                                     -----------
                                                                       2,190,750
                                                                     -----------
HEALTH SERVICES--1.4%
 Health Management Associates+............................... 10,000     321,250
 Pacificare Health Systems, Inc.+............................  5,000     340,000
                                                                     -----------
                                                                         661,250
                                                                     -----------
LEISURE & TOURISM--0.9%
 Showboat, Inc. ............................................. 20,000     432,500
                                                                     -----------
MACHINERY--2.0%
 Millipore Corp. ............................................ 20,000     750,000
 Parker Hannifin Corp. ......................................  5,500     209,000
                                                                     -----------
                                                                         959,000
                                                                     -----------
MEDICAL PRODUCTS--4.8%
 ADAC Laboratories........................................... 40,000     480,000
 Guidant Corp. .............................................. 23,000     672,750

 SUNAMERICA MID-CAP GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995 -- (continued)


                                                                        VALUE
                    SECURITY DESCRIPTION                      SHARES  (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
 Perkin Elmer Corp. ......................................... 17,000 $   605,625
 St. Jude Medical, Inc. .....................................  8,000     506,000
                                                                     -----------
                                                                       2,264,375
                                                                     -----------
PHARMACEUTICALS--5.0%
 IVAX Corp. ................................................. 10,000     301,250
 Sepracor, Inc.+............................................. 10,000     216,250
 Teva Pharmaceutical Industries Ltd. ADR(1).................. 20,000     722,500
 Upjohn Co. ................................................. 10,000     446,250
 Watson Pharmaceuticals, Inc.+............................... 16,000     656,000
                                                                     -----------
                                                                       2,342,250
                                                                     -----------
POLLUTION CONTROL--1.3%
 United Waste Systems, Inc.+................................. 15,000     626,250
                                                                     -----------
RESTAURANTS--0.5%
 Apple South, Inc. .......................................... 10,000     227,500
                                                                     -----------
SOFTWARE--3.9%
 BMC Software, Inc.+......................................... 10,000     460,000
 Electronic Arts+............................................ 10,000     367,500
 Innovus Corp.+.............................................. 14,000     120,750
 Netscape Communications Corp.+..............................  5,000     312,500
 Pc Docs Group International, Inc.+.......................... 40,000     597,500
                                                                     -----------
                                                                       1,858,250
                                                                     -----------
SPECIALTY RETAIL--1.1%
 Sunglass Hut International, Inc.+........................... 10,000     500,000
                                                                     -----------
TELECOMMUNICATIONS--6.5%
 ADC Telecommunications, Inc.+............................... 10,000     455,000
 Allen Group, Inc. .......................................... 15,000     543,750
 Andrew Corp.+...............................................  7,000     427,875
 Glenayre Technologies, Inc.+................................  7,000     504,000
 MobileMedia Corp.+.......................................... 20,000     540,000
 Octel Communications Corp.+................................. 10,500     366,188
 PictureTel Corp.+...........................................  5,000     226,250
                                                                     -----------
                                                                       3,063,063
                                                                     -----------
TOTAL COMMON STOCK
 (cost $27,903,815)..........................................         34,172,588
                                                                     -----------

                                                     SHARES/RIGHTS
                                                    PRINCIPAL AMOUNT    VALUE
               SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 2)
OPTIONS--0.5%+
STOCK INDEX PUT OPTIONS--0.5%
 Nasdaq 100 Index, Dec./530(2)
 (cost $606,629)..................................       35,000      $   258,125
                                                                     -----------
RIGHTS--0.0%+
COMMUNICATION EQUIPMENT--0.0%
 Ericsson (L.M.) Telephone Co. ADR(1)
  (cost $0).......................................       40,000                0
                                                                     -----------
TOTAL INVESTMENT SECURITIES--72.8%
 (cost $28,510,444)...............................                    34,430,713
                                                                     -----------
REPURCHASE AGREEMENT--6.5%
 Joint Repurchase Agreement
  Account (Note 3)
 (cost $3,059,000)................................      $ 3,059        3,059,000
                                                                     -----------
TOTAL INVESTMENTS--
 (cost $31,569,444)...............................         79.3%      37,489,713
Other assets less liabilities.....................         20.7        9,767,924
                                                        -------
                                                                     -----------
NET ASSETS--                                              100.0%     $47,257,637
                                                          =====      ===========

--------
 + Non-income producing security
(1) ADR ("American Depositary Receipt")
(2) Fair valued security, see Note 2

See Notes to Financial Statements

 SUNAMERICA SMALL COMPANY GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995

                                                                       VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK--74.2%
APPAREL & TEXTILES--4.8%
 Authentic Fitness Corp. ..................................  60,000 $  1,350,000
 Donnkenny, Inc.+..........................................  17,000      478,125
 Jones Apparel Group, Inc.+................................  20,000      712,500
 Kenneth Cole Productions, Inc. ...........................  10,000      351,250
 Nautica Enterprises, Inc.+................................  37,500    1,284,375
 Oakley, Inc.+.............................................  30,000      888,750
 Quiksilver, Inc.+.........................................  57,500    1,559,688
 Warnaco Group, Inc. ......................................  40,000      960,000
                                                                    ------------
                                                                       7,584,688
                                                                    ------------
BANKS--3.7%
 Bay View Capital Corp. ...................................  25,000      675,000
 First American Corp. (Tennessee)..........................  15,000      646,875
 Long Island Bancorp, Inc. ................................  30,000      735,000
 Peoples Bank (Bridgeport, Connecticut)....................  50,000    1,075,000
 Provident Bankshares Corp. ...............................  20,000      600,000
 RCSB Financial, Inc. .....................................  50,000    1,206,250
 Summit Bancorp............................................  35,000      975,626
                                                                    ------------
                                                                       5,913,751
                                                                    ------------
BROADCASTING & MEDIA--5.6%
 American Radio Systems Corp.+.............................  30,000      742,500
 Edmark Corp.+.............................................  25,000    1,203,125
 Emmis Broadcasting Corp.+.................................  20,000      627,500
 Evergreen Media Corp.+....................................  25,000      712,500
 National Media Corp.+..................................... 100,700    1,372,037
 Regal Cinemas, Inc.+......................................  55,000    2,261,875
 Scholastic Corp.+.........................................  15,000      941,250
 Sinclair Broadcast Group, Inc.+...........................  32,500      934,375
                                                                    ------------
                                                                       8,795,162
                                                                    ------------
BUSINESS SERVICES--0.4%
 RTW, Inc.+................................................  22,000      610,500
                                                                    ------------
CHEMICALS--0.4%
 Bush Boake Allen, Inc.+...................................  20,200      570,650
                                                                    ------------
COMMUNICATION EQUIPMENT--2.9%
 Adtran, Inc.+.............................................  10,000      347,500
 DSC Communications Corp.+.................................  10,000      592,500
 DSP Communications, Inc.+.................................  20,000      660,000
 NETCOM On-Line Communications Services+...................  22,000      968,000
 QUALCOMM, Inc.+...........................................  32,500    1,490,938
 Tellabs, Inc.+............................................  10,000      421,250
                                                                    ------------
                                                                       4,480,188
                                                                    ------------
COMPUTERS & BUSINESS EQUIPMENT--5.0%
 Bay Networks, Inc.+.......................................  15,000      800,625
 Cisco Systems, Inc.+......................................  12,000      828,000

                                                                       VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
 Comverse Technology, Inc.+................................  33,000 $    717,750
 Daisytek International Corp.+.............................  21,000      690,375
 Integrated Measurement Systems, Inc.+.....................  25,000      331,250
 Madge NV+.................................................  40,000    1,280,000
 Shiva Corp.+..............................................  25,000    1,531,250
 StorMedia, Inc.+..........................................  19,000      859,750
 Structural Dynamics Research Corp.+.......................  50,000      928,125
                                                                    ------------
                                                                       7,967,125
                                                                    ------------
ELECTRICAL EQUIPMENT--3.4%
 Alpha Industries, Inc. ................................... 125,000    2,234,375
 ANADIGICS, Inc.+..........................................  66,000    1,831,500
 C-Cube Microsystems, Inc.+................................  20,000      915,000
 California Amplifier, Inc.+...............................   2,500       52,188
 ITI Technologies, Inc.+...................................  15,000      406,875
                                                                    ------------
                                                                       5,439,938
                                                                    ------------
ELECTRONICS--7.0%
 Cirrus Logic, Inc.+.......................................  15,000      858,750
 Eltron International, Inc.+...............................  25,000      706,250
 Kulicke & Soffa Industries, Inc. .........................  15,000      547,500
 OnTrak Systems, Inc.+.....................................  16,500      455,812
 Paradigm Technology, Inc.+................................  21,000      645,750
 Sierra Semi-Conductor Corp.+..............................  30,000    1,473,750
 TelCom Semiconductor, Inc.+...............................  65,000      747,500
 Tencor Instruments+.......................................  20,000      885,000
 TriQuint Semiconductor, Inc.+.............................  44,000    1,006,500
 Ultratech Stepper, Inc.+..................................  15,000      633,750
 Uniphase Corp.+...........................................  25,000      881,250
 Veeco Instruments, Inc.+..................................  55,000    1,443,750
 Xilinx, Inc.+.............................................  15,000      721,875
                                                                    ------------
                                                                      11,007,437
                                                                    ------------
ENERGY SERVICES--2.6%
 Arethusa (Offshore) Ltd. .................................  50,000    1,031,250
 Reading & Bates Corp. .................................... 100,000    1,200,000
 Sonat Offshore Drilling, Inc. ............................  35,000    1,141,873
 Varco International, Inc.+................................  70,000      708,750
                                                                    ------------
                                                                       4,081,873
                                                                    ------------
ENERGY SOURCES--0.4%
 Pride Petroleum Services, Inc.+...........................  60,000      600,000
                                                                    ------------
ENTERTAINMENT PRODUCTS--0.4%
 Challenger International Ltd.+............................ 100,000      637,500
                                                                    ------------
FINANCIAL SERVICES--0.8%
 Security Capital Corp.+...................................  10,000      532,500
 WFS Financial, Inc.+......................................  30,000      682,500
                                                                    ------------
                                                                       1,215,000
                                                                    ------------

 SUNAMERICA SMALL COMPANY GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995 -- (continued)

                                                                       VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
HEALTH SERVICES--1.6%
 Occusystems, Inc.+........................................  37,500 $    778,125
 Veterinary Centers of America, Inc.+...................... 100,000    1,700,000
                                                                    ------------
                                                                       2,478,125
                                                                    ------------
LEISURE & TOURISM--1.8%
 Showboat, Inc. ...........................................  60,000    1,297,500
 Studio Plus America, Inc.+................................  70,000    1,610,000
                                                                    ------------
                                                                       2,907,500
                                                                    ------------
MACHINERY--0.4%
 AG Associates, Inc.+......................................  27,000      688,500
                                                                    ------------
MEDICAL PRODUCTS--2.6%
 ADAC Laboratories.........................................  90,000    1,080,000
 American Oncology Resources, Inc.+........................  14,000      602,000
 Metra Biosystems, Inc.+...................................  31,000      604,500
 Perkin Elmer Corp. .......................................  20,000      712,500
 VISX, Inc.+...............................................  50,000    1,135,157
                                                                    ------------
                                                                       4,134,157
                                                                    ------------
PHARMACEUTICALS--5.8%
 Agouron Pharmaceuticals, Inc. ............................  22,000      632,500
 Depotech Corp.+...........................................  40,900      572,600
 Gilead Sciences, Inc.+....................................  25,000      550,000
 Guilford Pharmaceuticals, Inc.+........................... 100,000    1,200,000
 Immulogic Pharmaceutical Corp.+...........................  75,000      918,750
 Ligand Pharmaceuticals, Inc.+............................. 100,000      987,500
 ResMed, Inc.+.............................................  50,000      887,500
 Sepracor, Inc.+...........................................  40,000      865,000
 Teva Pharmaceutical Industries Ltd. ADR(1)................  30,000    1,083,750
 Watson Pharmaceuticals, Inc.+.............................  34,000    1,394,000
                                                                    ------------
                                                                       9,091,600
                                                                    ------------
POLLUTION CONTROL--0.7%
 United Waste Systems, Inc.+...............................  27,500    1,148,125
                                                                    ------------
RESTAURANTS--0.7%
 Apple South, Inc. ........................................  25,000      568,750
 Cheesecake Factory, Inc.+.................................  20,000      535,000
                                                                    ------------
                                                                       1,103,750
                                                                    ------------
SOFTWARE--12.8%
 Activision, Inc.+.........................................  75,000    1,190,625
 Discreet Logic, Inc.+.....................................  11,500      632,500
 Epic Design Technology, Inc.+.............................  20,000      970,000
 Harbinger Corp.+..........................................  52,000      715,000
 HNC Software, Inc.+.......................................  40,000    1,050,000
 HPR, Inc.+................................................  20,500      476,625
 IMNET Systems, Inc.+......................................  35,000      901,250
 Innovus Corp.+............................................  92,700      799,537

                                                            SHARES/    VALUE
                   SECURITY DESCRIPTION                     OPTIONS  (NOTE 2)
SOFTWARE (CONTINUED)
 Innovus Corp.+(2)(3)......................................  54,000 $   189,000
 Integrated Silicon Systems, Inc.+.........................  30,000     900,000
 Legato Systems, Inc.+.....................................  15,000     397,500
 Maxis, Inc.+..............................................  32,500   1,430,000
 Minnesota Educational Computing Corp.+....................  30,000     810,000
 Netscape Communications Corp.+............................  10,000     625,000
 On Technology Corp.+......................................  25,000     431,250
 Pc Docs Group International, Inc.+........................ 190,000   2,838,125
 Premenos Technology Corp.+................................  15,000     487,500
 Project Software & Development, Inc.+.....................  25,000     650,000
 Pure Software, Inc.+......................................  45,000   1,608,750
 Sanctuary Woods Multimedia+............................... 100,000     700,000
 Simware, Inc.+............................................  27,500     275,000
 Spyglass, Inc.+...........................................  13,100     599,325
 UUNET Technologies, Inc.+.................................  15,000     693,750
 Videoserver, Inc.+........................................  23,500     828,375
                                                                    -----------
                                                                     20,199,112
                                                                    -----------
SPECIALTY RETAIL--2.7%
 Garden Ridge Corp.+.......................................  25,000     731,250
 Just For Feet, Inc.+......................................  38,750   1,191,563
 Moovies, Inc.+............................................  40,000     785,000
 Neostar Retail Group, Inc.+...............................  21,000     359,625
 Sunglass Hut International, Inc.+.........................  25,000   1,250,000
                                                                    -----------
                                                                      4,317,438
                                                                    -----------
TELECOMMUNICATIONS--7.7%
 Aspect Telecommunications Corp.+..........................  30,000     810,000
 Inter-Tel, Inc.+..........................................  45,000     793,125
 Octel Communications Corp.+...............................  24,500     854,437
 P-COM, Inc.+..............................................  22,500   1,006,875
 PictureTel Corp.+.........................................   5,000     226,250
 Premisys Communications, Inc.+............................  12,500   1,009,375
 TCSI Corp.+...............................................  59,500     892,500
 Teltrend, Inc.+...........................................  45,000   1,485,000
 Transaction Network Services, Inc.+.......................  52,000   1,397,500
 United States Order, Inc.+................................  60,000   1,110,000
 Vtel Corp.+...............................................  40,000     995,000
 Winstar Communications, Inc.+.............................  80,000   1,600,000
                                                                    -----------
                                                                     12,180,062
                                                                    -----------
TOTAL COMMON STOCK
 (cost $91,731,329)........................................         117,152,181
                                                                    -----------
OPTIONS--0.7%+
STOCK INDEX PUT OPTIONS--0.7%
 Nasdaq 100 Index Dec./530(3)
 (cost $2,507,268)......................................... 145,000   1,069,375
                                                                    -----------
TOTAL INVESTMENT SECURITIES--74.9%
 (cost $94,238,597)........................................         118,221,556
                                                                    -----------

 SUNAMERICA SMALL COMPANY GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995 -- (continued)

                                                   PRINCIPAL AMOUNT    VALUE
               SECURITY DESCRIPTION                 (IN THOUSANDS)    (NOTE 2)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--12.6%
 Joint Repurchase Agreement Account (Note 3)
 (cost $19,896,000)..............................      $19,896      $ 19,896,000
                                                                    ------------
TOTAL INVESTMENTS--
 (cost $114,134,597).............................         87.5%      138,117,556
Other assets less liabilities....................         12.5        19,705,548
                                                         -----
                                                                    ------------
NET ASSETS--                                             100.0%     $157,823,104
                                                         =====      ============

--------
 + Non-income producing security
(1) ADR ("American Depositary Receipt")
(2) At September 30, 1995 the Fund held a restricted security amounting to 0.1% of net assets. The Fund will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of the security.

                           DATE OF                   UNIT                   VALUATION AS OF
  DESCRIPTION            ACQUISITION                 COST                  SEPTEMBER 30, 1995
  -----------            -----------                 -----                 ------------------
  Innovus Corp.            3/21/95                   $3.50                       $3.50

(3) Fair valued security, see Note 2.

See Notes to Financial Statements

 SUNAMERICA GLOBAL BALANCED FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995

                                                                        VALUE
                    SECURITY DESCRIPTION                      SHARES  (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK--69.1%
DOMESTIC EQUITY--15.9%
AEROSPACE & MILITARY TECHNOLOGY--0.6%
 Boeing Co................................................... 2,000  $   136,500
                                                                     -----------
APPAREL & TEXTILES--0.7%
 NIKE, Inc................................................... 1,000      111,125
 Oakley, Inc.+...............................................   400       11,850
 Warnaco Group, Inc. ........................................ 2,000       48,000
                                                                     -----------
                                                                         170,975
                                                                     -----------
AUTOMOTIVE--0.2%
 General Motors Corp......................................... 1,000       46,875
                                                                     -----------
BANKS--1.0%
 BankAmerica Corp............................................ 2,000      119,750
 Citicorp.................................................... 1,750      123,812
                                                                     -----------
                                                                         243,562
                                                                     -----------
BROADCASTING & MEDIA--0.3%
 Young Broadcasting, Inc.+................................... 2,000       62,500
                                                                     -----------
CHEMICALS--0.5%
 Union Carbide Corp.......................................... 3,000      119,250
                                                                     -----------
COMMUNICATION EQUIPMENT--0.3%
 Motorola, Inc...............................................   850       64,919
                                                                     -----------
COMPUTERS & BUSINESS EQUIPMENT--0.9%
 IMNET Systems, Inc.+........................................ 2,200       56,650
 International Business Machines Corp........................ 1,600      151,000
                                                                     -----------
                                                                         207,650
                                                                     -----------
CONGLOMERATE--0.6%
 AlliedSignal, Inc........................................... 2,000       88,250
 General Electric Co.........................................   800       51,000
                                                                     -----------
                                                                         139,250
                                                                     -----------
ELECTRONICS--0.1%
 Integrated Measurement Systems, Inc.+....................... 2,000       26,500
                                                                     -----------
ENERGY SOURCES--0.9%
 Amoco Corp..................................................   700       44,888
 Baker Hughes, Inc........................................... 2,000       40,750
 Halliburton Co.............................................. 1,200       50,100
 Texaco, Inc................................................. 1,000       64,625
                                                                     -----------
                                                                         200,363
                                                                     -----------
FINANCIAL SERVICES--0.5%
 Dean Witter, Discover & Co.................................. 2,000      112,500
                                                                     -----------

                                                                        VALUE
                    SECURITY DESCRIPTION                      SHARES  (NOTE 2)
FOOD, BEVERAGE & TOBACCO--0.5%
 Heinz (H.J.) Co............................................. 2,500  $   114,375
                                                                     -----------
HEALTH SERVICES--1.0%
 Becton Dickinson & Co....................................... 1,000       62,875
 Humana, Inc.+............................................... 1,000       20,125
 St. Jude Medical, Inc....................................... 1,000       63,250
 United Healthcare Corp...................................... 1,800       87,975
                                                                     -----------
                                                                         234,225
                                                                     -----------
HOUSEHOLD PRODUCTS--1.3%
 Eastman Kodak Co............................................ 2,850      168,862
 Johnson & Johnson Co........................................ 2,000      148,250
                                                                     -----------
                                                                         317,112
                                                                     -----------
INSURANCE--0.3%
 Travelers Group, Inc........................................ 1,200       63,750
                                                                     -----------
MEDICAL PRODUCTS--1.0%
 Chiron Corp.+............................................... 1,000       90,500
 Medtronic, Inc.............................................. 2,000      107,500
 Sola International, Inc.+................................... 2,000       44,250
                                                                     -----------
                                                                         242,250
                                                                     -----------
METALS & MINING--0.4%
 Carbide/Graphite Group, Inc.+...............................   500        7,063
 Phelps Dodge Corp...........................................   650       40,706
 Reynolds Metals Co.......................................... 1,000       57,750
                                                                     -----------
                                                                         105,519
                                                                     -----------
PHARMACEUTICALS--2.9%
 Abbott Laboratories......................................... 2,000       85,250
 Lilly (Eli) & Co............................................ 1,400      125,825
 Merck & Co., Inc............................................ 1,000       56,000
 Pfizer, Inc................................................. 1,200       64,050
 Schering-Plough Corp........................................ 3,200      164,800
 Warner-Lambert Co........................................... 2,000      190,500
                                                                     -----------
                                                                         686,425
                                                                     -----------
POLLUTION CONTROL--0.3%
 Browning-Ferris Industries, Inc............................. 2,000       60,750
                                                                     -----------
SOFTWARE--0.3%
 ArcSys, Inc.+............................................... 1,000       41,250
 Netscape Communications Corp.+..............................   500       31,250
                                                                     -----------
                                                                          72,500
                                                                     -----------

 SUNAMERICA GLOBAL BALANCED FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995 -- (continued)

                                                                        VALUE
                    SECURITY DESCRIPTION                      SHARES  (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
DOMESTIC EQUITY (CONTINUED)
SPECIALTY RETAIL--0.5%
 Barnes & Noble, Inc.+.......................................  2,000 $    76,500
 Toys R Us, Inc.+............................................  1,500      40,500
                                                                     -----------
                                                                         117,000
                                                                     -----------
TELECOMMUNICATIONS--0.8%
 AT&T Corp...................................................  1,500      98,625
 PamAmSat Corp. .............................................  2,000      30,500
 Worldcom, Inc...............................................  2,000      64,250
                                                                     -----------
                                                                         193,375
                                                                     -----------
TOTAL DOMESTIC EQUITY
 (COST $2,945,325)...........................................          3,738,125
                                                                     -----------
FOREIGN EQUITY--53.2%
APPAREL & TEXTILES--0.1%
 Marzotto & Figli (Italy)....................................  5,000      33,023
                                                                     -----------
AUTOMOTIVE--2.9%
 Autoliv AB (Sweden).........................................  2,200     134,193
 Bridgestone Corp. (Japan)................................... 10,000     148,402
 Honda Motor Co., Ltd. (Japan)............................... 20,000     359,396
 SA D'Ieteren NV (Belgium)...................................    515      42,742
                                                                     -----------
                                                                         684,733
                                                                     -----------
BANKS--7.5%
 Banco Intercontinental Espanol (Spain)......................    350      30,493
 Banco Osorno Y La Union ADR(1) (Chile)......................    800      12,400
 Bangkok Bank Public Co. Ltd. (Thailand).....................  1,900      21,351
 Bank of Montreal (Canada)...................................  1,250      27,435
 Bank of Tokyo Ltd. (Japan).................................. 20,000     300,843
 Bank Of Tokyo Mitsubishi (Japan)............................ 15,000     299,833
 Canadian Imperial Bank Toronto (Canada).....................  2,655      69,136
 Commonwealth Bank Of Australia (Australia).................. 13,000     100,605
 Credito Italiano SpA (Italy)................................ 40,000      47,454
 Development Bank of Singapore (Singapore)...................  3,000      34,148
 Generale de Banque Belge Pour l'Etranger SA (Belgium).......    185      57,891
 Kampa Haus AG (Denmark).....................................  1,485      61,832
 Mitsubishi Trust & Banking Corp (Japan)..................... 20,000     312,957
 National Australia Bank Ltd. (Australia).................... 10,000      88,422
 National Westminster Bank PLC (United Kingdom)..............  9,000      90,156

                                                                        VALUE
                    SECURITY DESCRIPTION                      SHARES  (NOTE 2)
BANKS (CONTINUED)
 Overseas Chinese Banking Corp. Ltd. (Singapore).............  4,000 $    45,250
 Siam Commercial Bank PLC (Thailand).........................  3,700      41,578
 Societe Generale (France)...................................    450      46,055
 Stadshyotek AB (Sweden).....................................  4,500      79,260
                                                                     -----------
                                                                       1,767,099
                                                                     -----------
CHEMICALS--1.3%
 Laporte PLC (United Kingdom)................................  5,000      64,070
 P.T. Tri Polyta Indonesia ADR(1) (Indonesia)................  2,500      53,750
 Sekisui Chemical Co., Ltd. (Japan).......................... 10,000     127,202
 Tessenderlo Chemie NV (Belgium).............................    145      53,019
                                                                     -----------
                                                                         298,041
                                                                     -----------
COMMUNICATION EQUIPMENT--1.1%
 Ericsson (L.M.) Telephone Co. Class B ADR(1) (Brazil).......  4,000      98,000
 Nokia Corp. (Finland).......................................  2,200     154,328
                                                                     -----------
                                                                         252,328
                                                                     -----------
COMPUTERS & BUSINESS EQUIPMENT--0.6%
 Getronics NV (Netherlands)..................................  2,400     118,207
 Videologic Group PLC (United Kingdom)....................... 43,283      23,936
                                                                     -----------
                                                                         142,143
                                                                     -----------
CONGLOMERATE--1.6%
 BTR PLC (United Kingdom).................................... 20,000     102,702
 Hanson PLC (United Kingdom)................................. 25,000      79,791
 Sonae Investimento (Portugal)...............................  1,750      40,955
 Strafor-Facom SA (France)...................................    600      71,886
 Williams Holdings PLC (United Kingdom)...................... 15,000      77,856
                                                                     -----------
                                                                         373,190
                                                                     -----------
CONSTRUCTION & HOUSING--3.9%
 BWT AG (Austria)............................................    200      24,782
 Glynwed International (United Kingdom)...................... 15,000      84,951
 Hopewell Holdings Ltd. (Hong Kong).......................... 42,000      28,519
 Italian Thai Development Public Co. Ltd. (Thailand).........  1,500      16,737
 Kajima Corp. (Japan)........................................ 20,000     197,062
 Keppel Corp. Ltd. (Singapore)...............................  2,000      16,020
 Koninklijke Volker Stevin (Netherlands).....................    500      33,377
 Nishimatsu Construction (Japan)............................. 30,000     366,463
 Pioneer International Ltd. (Australia)...................... 30,000      79,353
 Siebe PLC (United Kingdom)..................................  7,000      80,076
                                                                     -----------
                                                                         927,340
                                                                     -----------

 SUNAMERICA GLOBAL BALANCED FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995 -- (continued)

                                                                        VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FOREIGN EQUITY (CONTINUED)
CONSTRUCTION MATERIALS--3.1%
 Cement Industries (Malaysia).............................     2,000 $     6,409
 Grafton Group PLC (Ireland)..............................    10,000      72,663
 Lion Land Bhd (Malaysia).................................   122,000     146,672
 Marley PLC (United Kingdom)..............................    60,000     103,334
 Plettac AG (Germany).....................................       300      79,566
 Schneider SA (France)....................................     4,000     155,711
 Semen Gresik (Indonesia).................................     9,000      25,425
 Siam City Cement (Thailand)..............................     1,800      30,699
 Southeast Asia Cement (Philippines)......................   400,000      50,662
 Walker Greenbank PLC (United Kingdom)....................    48,000      61,432
                                                                     -----------
                                                                         732,573
                                                                     -----------
ELECTRONICS--3.6%
 Electric & Eltek International Co. Ltd. (Singapore)......    40,000      87,600
 Hoganas AG (Sweden)......................................     6,000     178,442
 LG Electronics, Inc. (India).............................       116       1,421
 NEC Corp. (Japan)........................................    20,000     278,633
 Pressac Holdings PLC (United Kingdom)....................    45,000     100,964
 Samsung Electronics Co. GDS(2) (Korea)...................     1,210      78,650
 Samsung Electronics GDR(3) (Korea).......................        89      12,504
 Samsung Electronics GDR(3) (Korea).......................         6         422
 Siemens AG (Germany).....................................       160      80,761
 Telebras (Brazil)........................................ 1,000,000      40,185
                                                                     -----------
                                                                         859,582
                                                                     -----------
ENERGY SERVICES--0.2%
 Lyonnaise des Eaux-Dumez (France)........................       500      45,792
                                                                     -----------
ENERGY SOURCES--0.5%
 Petro Canada (Canada)....................................    12,270      60,478
 Petron Corp. (Philippines)...............................    45,000      21,157
 Schlumberger Ltd. ADR(1) (France)........................       700      45,675
                                                                     -----------
                                                                         127,310
                                                                     -----------
ENVIRONMENTAL--0.2%
 Eaux (cie Generale) (France).............................       500      48,025
                                                                     -----------
FINANCIAL SERVICES--0.5%
 Credit Foncier de France (France)........................     1,500      31,617
 First Philipine Holdings Corp. (Philippines).............     1,599       3,866
 Hutchison Whampoa (Hong Kong)............................    10,000      54,193
 National Finance & Securities Co., Ltd. (Thailand).......     3,000      14,465
 Philippine Savings (Philippines).........................     8,393      19,811
                                                                     -----------
                                                                         123,952
                                                                     -----------

                                                                        VALUE
                    SECURITY DESCRIPTION                      SHARES  (NOTE 2)
FOOD, BEVERAGE & TOBACCO--1.9%
 Bolswessanen (Koninklijke) (Netherlands)....................  7,250 $   140,930
 Nestle SA (Switzerland).....................................    190     194,438
 Whitbread PLC (United Kingdom).............................. 12,000     116,227
                                                                     -----------
                                                                         451,595
                                                                     -----------
FOREST PRODUCTS--1.2%
 Jefferson Smurfit Group (Ireland)........................... 50,000     149,313
 Maderas Y Sinteticos SA ADR(1) (Chile)......................  1,900      36,575
 Waddington (John) PLC (United Kingdom)...................... 30,000     106,178
                                                                     -----------
                                                                         292,066
                                                                     -----------
HEALTH SERVICES--0.1%
 Guidant Corp. (India).......................................  1,000      29,250
                                                                     -----------
HOTELS & CASINOS--1.4%
 Manchester United PLC (United Kingdom)...................... 25,000      82,162
 Stanley Leisure PLC (United Kingdom)........................ 20,000     118,818
 Thorn EMI PLC (United Kingdom)..............................  5,000     116,211
                                                                     -----------
                                                                         317,191
                                                                     -----------
HOUSEHOLD PRODUCTS--5.3%
 Advantest Corp. (Japan).....................................  5,000     295,795
 Bluebird Toys PLC (United Kingdom).......................... 30,000     113,762
 Hunter Douglas NV (Netherlands).............................  1,442      71,203
 Kyocera Corp. (Japan).......................................  3,000     246,530
 Philips Electronics NV (Netherlands)........................  2,600     126,758
 Rohm Co. (Japan)............................................  4,000     252,789
 Salomon SA (France).........................................    100      52,777
 Sunbeam Victa Holdings Ltd. (Australia)..................... 50,000      37,787
 Zodiac (France).............................................    400      53,772
                                                                     -----------
                                                                       1,251,173
                                                                     -----------
INSURANCE--1.5%
 Irish Life (Ireland)........................................ 25,000      89,214
 Legal & General Group PLC (United Kingdom).................. 10,000      93,222
 RAS SpA (Italy).............................................  8,000      85,829
 Zurich Versicherun (Switzerland)............................    275      77,076
                                                                     -----------
                                                                         345,341
                                                                     -----------
LEISURE & TOURISM--0.4%
 Airtours PLC (United Kingdom)............................... 17,000     102,338
                                                                     -----------

 SUNAMERICA GLOBAL BALANCED FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995 -- (continued)

                                                                        VALUE
                    SECURITY DESCRIPTION                     SHARES   (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FOREIGN EQUITY (CONTINUED)
MACHINERY--3.3%
 Canon, Inc. ADR(1) (Japan).................................  20,000 $   357,377
 Mitsubishi Heavy Industrial Ltd. (Japan)...................  20,000     153,450
 Ricoh Co. (Japan)..........................................  27,000     270,396
                                                                     -----------
                                                                         781,223
                                                                     -----------
MANUFACTURING--0.6%
 Graystone (United Kingdom)................................. 500,000     102,702
 Hanjaya Mandala Sampoerna (Indonesia)......................   3,750      34,926
                                                                     -----------
                                                                         137,628
                                                                     -----------
MEDICAL PRODUCTS--0.2%
 Spectral Diagnostics, Inc. (Canada)........................   2,930      56,678
                                                                     -----------
METALS & MINING--1.8%
 Clutha Ltd. (Australia)(5)................................. 120,000         907
 Comalco Ltd. (Australia)...................................  15,000      74,252
 CRA Ltd. (Australia).......................................   5,000      78,219
 Inco Ltd. (Canada).........................................   1,000      34,317
 M.I.M. Holdings Ltd. (Australia)...........................  50,000      71,796
 Noranda, Inc. (Canada).....................................   2,000      40,919
 Western Mining Corp. Holdings Ltd. ADS(4) (Australia)......  20,000     130,895
                                                                     -----------
                                                                         431,305
                                                                     -----------
PHARMACEUTICALS--1.2%
 Glaxo Holdings PLC (United Kingdom)........................  10,000     121,346
 Glaxo Holdings PLC ADR(1) (United Kingdom).................   2,000      48,250
 Smithkline Beecham PLC (United Kingdom)....................  10,000     100,964
                                                                     -----------
                                                                         270,560
                                                                     -----------
POLLUTION CONTROL--0.2%
 Laidlaw, Inc. (Canada).....................................   6,500      57,427
                                                                     -----------
REAL ESTATE COMPANIES--0.3%
 Cheung Kong Holdings Ltd. (Hong Kong)......................   8,000      43,561
 Land & Houses Public Co. Ltd. (Thailand)...................   1,500      23,550
                                                                     -----------
                                                                          67,111
                                                                     -----------
SOFTWARE--0.1%
 Simware, Inc.+ (Canada)....................................   2,000      20,000
                                                                     -----------

                                                                        VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
SPECIALTY RETAIL--1.9%
 Interform Ceramics Technologies Ltd. (Hong Kong)........    208,000 $    23,674
 Next PLC (United Kingdom)...............................     17,000     109,003
 Tokyo Electron Ltd. (Japan).............................      7,000     304,578
                                                                     -----------
                                                                         437,255
                                                                     -----------
TELECOMMUNICATIONS--3.1%
 Advanced Information Service PLC Ltd. (Thailand)........      1,000      16,099
 Cable & Wireless PLC (United Kingdom)...................     15,000      98,357
 DDI Corp. (Japan).......................................         25     206,451
 Hong Kong Telecommunications Ltd. (Hong Kong)...........     25,000      45,430
 Nippon Telegraph & Telecommunications Corp. (Japan).....         25     215,284
 P.T. Indonesian Satellite Corp. ADR(1) (Indonesia)......      1,000      35,125
 Philippine Long Distance Telephone Co. (Philippines)....        170      11,353
 Vodafone Group PLC ADR(1) (United Kingdom)..............      2,500     102,500
                                                                     -----------
                                                                         730,599
                                                                     -----------
TRANSPORTATION--0.6%
 Nedlloyd Groep NV (Netherlands).........................      1,300      46,153
 TNT Ltd. (Australia)....................................     60,000      92,050
                                                                     -----------
                                                                         138,203
                                                                     -----------
UTILITIES--1.0%
 Electrabel NPV (Belgium)................................        350      76,548
 Electric Reunidas de Zaragoza (Spain)...................      1,000      21,679
 Hong Kong Electric Holdings Ltd. (Hong Kong)............     12,000      40,121
 Veba AG (Germany).......................................      2,200      87,307
                                                                     -----------
                                                                         225,655
                                                                     -----------
TOTAL FOREIGN EQUITY
 (cost $11,849,166)......................................             12,557,729
                                                                     -----------
TOTAL COMMON STOCK
 (cost $14,794,491)......................................             16,295,854
                                                                     -----------
PREFERRED STOCK--0.6%
AUTOMOTIVE--0.1%
 Fiat SpA(Italy).........................................     15,000      34,884
                                                                     -----------
ENERGY SOURCES--0.2%
 Cemig Cia Energ Mg(Brazil)..............................  1,650,000      36,874
                                                                     -----------

 SUNAMERICA GLOBAL BALANCED FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995 -- (continued)

                                                     SHARES/RIGHTS
                                                    PRINCIPAL AMOUNT
                                                    (DENOMINATED IN
                                                    LOCAL CURRENCY)     VALUE
               SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 2)
--------------------------------------------------------------------------------
PREFERRED STOCK (CONTINUED)
HOUSEHOLD PRODUCTS--0.3%
 Friedrich Grohe AG(Germany)......................          300      $    78,936
                                                                     -----------
TOTAL PREFERRED STOCK
 (cost $157,778)..................................                       150,694
                                                                     -----------
RIGHTS--0.0%+
COMMUNICATION EQUIPMENT--0.0%
 Ericsson (L.M.) Telephone Co. ADR(1) (Brazil)
 (cost $0)........................................        4,000                0
                                                                     -----------
WARRANTS--0.0%+
CONSTRUCTION & HOUSING--0.0%
 Chevalier International Holdings
 (cost $0)........................................      111,200            5,250
                                                                     -----------
FOREIGN BOND--17.6%
 Federal Republic of Germany
 8.38% due 5/21/01 ...............................          300          232,085
 Government of Canada
 7.50% due 9/01/00 ...............................          800          598,764
 Government of France
 8.25% due 2/27/04 ...............................          600          128,297
 8.50% due 3/28/00 ...............................        1,000          216,469
 8.50% due 3/15/02 ...............................          250          339,507
 Government of New Zealand
 10.00% due 3/15/02 ..............................          500          363,580
 Government of Spain
 10.00% due 2/28/05 ..............................       50,000          383,599
 Government of Japan
 4.10% due 12/22/03 ..............................       25,000          277,094
 6.60% due 6/20/01 ...............................       40,000          499,076
 Kingdom of Belgium
 6.50% due 3/31/05 ...............................        7,000          226,881
 Treuhandanstalt (Germany)
 6.13% due 6/25/98 ...............................          100           72,120
 United Kingdom Treasury
 8.50% due 12/07/05 ..............................          400          648,009
 9.00% due 3/03/00 ...............................          100          166,298
                                                                     -----------
TOTAL FOREIGN BOND
 (cost $4,212,571)................................                     4,151,779
                                                                     -----------
U.S. TREASURY NOTES--6.5%
 United States Treasury
  Notes 6.88% due 7/31/99.........................      $   400          411,876
 United States Treasury
  Notes 7.88% due 11/15/04........................        1,000        1,112,030
                                                                     -----------
TOTAL U.S. TREASURY NOTES
 (cost $1,414,000)................................                     1,523,906
                                                                     -----------
TOTAL INVESTMENT SECURITIES--93.8%
 (cost $20,578,840)...............................                    22,127,483
                                                                     -----------

                                                        SHARES/
                                                    PRINCIPAL AMOUNT
                                                    (DENOMINATED IN
                                                    LOCAL CURRENCY)     VALUE
               SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 2)
SHORT-TERM SECURITIES--2.4%
 Cayman Island Time Deposit 3.25% due 10/02/95....       $ 434       $   434,000
 State Street Bank Time Deposit 5.50% due
  10/02/95........................................         135           135,000
                                                                     -----------
TOTAL SHORT-TERM SECURITIES
 (cost $569,000)..................................                       569,000
                                                                     -----------
REPURCHASE AGREEMENT--0.5%
 Joint Repurchase Agreement Account 6.25% due
  10/02/95 (Note 3) (cost $121,000)...............         121           121,000
                                                                     -----------
TOTAL INVESTMENTS--
 (cost $21,268,840)...............................        96.7%       22,817,483
Other assets less liabilities.....................         3.3           773,518
                                                         -----       -----------
NET ASSETS--                                             100.0%      $23,591,001
                                                         =====       ===========

-------
+Non-income producing securities
(1)ADR ("American Depositary Receipt")
(2)GDS ("Global Depositary Shares")
(3)GDR ("Global Depositary Receipt")
(4)ADS ("American Depositary Shares")
(5)Fair valued security, see Note 2.
  Allocation of net assets by
  currency as of September 30,
  1995:
     Japanese Yen 23.2%
     U.S. Dollar  22.3
     British
       Pound      13.7
     French Franc  5.2
     Canadian
       Dollar      4.1
     Australian
       Dollar      3.2
     German Mark   2.6
     Dutch Guilder 2.3
     Belgium Franc 2.0
     Spanish
       Peseta      1.8
     Swedish Krona 1.7
     New Zealand
       Dollar      1.5
     Irish Punt    1.3
     Swiss Franc   1.1
     Hong-Kong
       Dollar      1.0
     Brazilian
       Real        0.8
     Italian Lira  0.8
     Singapore
       Dollar      0.8
     Finnish
       Markka      0.7
     Thailand Baht 0.7
     Indonesian
       Rupiah      0.6
     Malaysian
       Ringgit     0.6
     Philippines
       Peso        0.5
     Korean Won    0.4
     Danish Kroner 0.3
     Chilean Peso  0.2
     Portuguese
       Escudo      0.2
     Austrian
       Schilling   0.1
     Indian Rupee  0.1
See Note to Financial Statements

 SUNAMERICA GROWTH & INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995

                                                                        VALUE
                    SECURITY DESCRIPTION                      SHARES  (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK--66.5%
AUTOMOTIVE--1.0%
 Ford Motor Co...............................................  2,000 $    62,250
                                                                     -----------
BANKS--1.3%
 First Union Corp. ..........................................  1,500      76,500
                                                                     -----------
BROADCASTING & MEDIA--2.4%
 NYNEX Cablecomms Group PLC ADR(1)+..........................  3,000      69,000
 Viacom, Inc. Class B+.......................................  1,500      74,625
                                                                     -----------
                                                                         143,625
                                                                     -----------
CHEMICALS--1.1%
 du Pont (E.I.) de Nemours & Co..............................  1,000      68,750
                                                                     -----------
COMMUNICATION EQUIPMENT--2.5%
 Motorola, Inc...............................................  2,000     152,750
                                                                     -----------
CONGLOMERATE--4.3%
 AlliedSignal, Inc...........................................  3,000     132,375
 General Electric Co.........................................  2,000     127,500
                                                                     -----------
                                                                         259,875
                                                                     -----------
DEPARTMENT STORES--2.6%
 Woolworth Corp. ............................................ 10,000     157,500
                                                                     -----------
ENERGY SERVICES--2.1%
 Reading & Bates Corp........................................  5,000      60,000
 Sonat Offshore Drilling, Inc................................  2,000      65,250
                                                                     -----------
                                                                         125,250
                                                                     -----------
ENERGY SOURCES--3.3%
 Amoco Corp..................................................  1,000      64,125
 Royal Dutch Petroleum Co. ADR(1)............................    500      61,375
 Tatham Offshore, Inc.+......................................  5,000      10,625
 Texaco, Inc.................................................  1,000      64,625
                                                                     -----------
                                                                         200,750
                                                                     -----------
FINANCIAL SERVICES--2.0%
 Dean Witter, Discover & Co..................................  1,500      84,375
 Quorum Growth, Inc.+........................................  7,000      39,068
                                                                     -----------
                                                                         123,443
                                                                     -----------
FOOD, BEVERAGE & TOBACCO--5.9%
 Heinz (H.J.) Co.............................................  4,500     205,875
 Philip Morris Cos., Inc.....................................  1,000      83,500
 Quaker Oats Co..............................................  2,000      66,250
                                                                     -----------
                                                                         355,625
                                                                     -----------

                                                                        VALUE
                     SECURITY DESCRIPTION                      SHARES  (NOTE 2)
FOREST PRODUCTS--0.5%
 Gaylord Container Corp.+..................................... 3,000  $   28,313
                                                                      ----------
HEALTH SERVICES--2.2%
 OrNda Healthcorp+............................................ 3,000      63,750
 U.S. HealthCare, Inc......................................... 2,000      70,750
                                                                      ----------
                                                                         134,500
                                                                      ----------
HOUSEHOLD PRODUCTS--2.3%
 Duracell International, Inc.................................. 1,500      67,313
 USA Detergents, Inc.+........................................ 3,500      72,625
                                                                      ----------
                                                                         139,938
                                                                      ----------
INSURANCE--2.4%
 Aetna Life & Casualty Co..................................... 2,000     146,750
                                                                      ----------
LEISURE & TOURISM--2.6%
 Harrah's Entertainment, Inc.................................. 3,000      87,750
 Promus Hotel Corp.+.......................................... 3,000      68,250
                                                                      ----------
                                                                         156,000
                                                                      ----------
METALS & MINING--0.1%
 Carbide/Graphite Group, Inc.+................................   500       7,063
                                                                      ----------
PHARMACEUTICALS--10.3%
 Abbott Laboratories.......................................... 2,000      85,250
 Amgen, Inc.+................................................. 2,000      99,750
 Bristol-Myers Squibb Co...................................... 1,000      72,875
 Glaxo Holdings PLC ADR(1).................................... 4,000      96,500
 Merck & Co., Inc. ........................................... 1,500      84,000
 Warner-Lambert Co. .......................................... 2,000     190,500
                                                                      ----------
                                                                         628,875
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS--2.1%
 Patriot American Hospitality, Inc.+.......................... 5,000     128,125
                                                                      ----------
SOFTWARE--2.1%
 Computron Software, Inc.+.................................... 2,500      43,125
 Netscape Communications Corp.+............................... 1,000      62,500
 Simware, Inc.+............................................... 2,000      20,000
                                                                      ----------
                                                                         125,625
                                                                      ----------
TELECOMMUNICATIONS--4.7%
 AT&T Corp.................................................... 2,000     131,500
 Frontier Corp................................................ 3,000      79,875
 PanAmSat Corp................................................ 3,000      45,750
 Tel-Save Holdings, Inc.+..................................... 2,000      30,750
                                                                      ----------
                                                                         287,875
                                                                      ----------

 SUNAMERICA GROWTH & INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995 -- (continued)

                                                                        VALUE
                     SECURITY DESCRIPTION                      SHARES  (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
TELEPHONE--4.0%
 Bell Atlantic Corp........................................... 1,500  $   92,062
 BellSouth Corp............................................... 1,000      73,125
 GTE Corp..................................................... 2,000      78,500
                                                                      ----------
                                                                         243,687
                                                                      ----------
UTILITIES--4.7%
 Baltimore Gas & Electric Co.................................. 3,000      77,625
 FPL Group, Inc............................................... 2,000      81,750
 General Public Utilities Corp................................ 2,500      77,812
 Pacific Enterprises.......................................... 2,000      50,250
                                                                      ----------
                                                                         287,437
                                                                      ----------
TOTAL COMMON STOCK
 (cost $3,693,134)............................................         4,040,506
                                                                      ----------
PREFERRED STOCK--3.0%
BANKS--1.3%
 Wells Fargo & Co. ........................................... 3,000      77,625
                                                                      ----------
FOREST PRODUCTS--0.8%
 James River Corp............................................. 2,000      50,250
                                                                      ----------
RESTAURANTS--0.9%
 McDonald's Corp.............................................. 2,000      52,250
                                                                      ----------
TOTAL PREFERRED STOCK
 (cost $176,645)..............................................           180,125
                                                                      ----------

                                                   PRINCIPAL AMOUNT   VALUE
               SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
BONDS & NOTES--0.9%
FOREST PRODUCTS--0.9%
 Stone Container Corp.
 11.88% due 12/01/98
  (cost $51,625)..................................       $ 50       $   53,750
                                                                    ----------
TOTAL INVESTMENT SECURITIES--70.4%
 (cost $3,921,404)................................                   4,274,381
                                                                    ----------
REPURCHASE AGREEMENT--31.0%
 Joint Repurchase Agreement Account with Yamaichi
  International, Inc. (Note 3)....................        940          940,000
 Joint Repurchase Agreement Account with Chemical
  Securities, Inc. (Note 3).......................        941          941,000
                                                                    ----------
TOTAL REPURCHASE AGREEMENTS
 (cost $1,881,000)................................                   1,881,000
                                                                    ----------
TOTAL INVESTMENTS--
 (cost $5,802,404)................................      101.4%       6,155,381
Liabilities in excess of other assets.............       (1.4)         (85,070)
                                                        -----       ----------
NET ASSETS--                                            100.0%      $6,070,311
                                                        =====       ==========

--------
 + Non-income producing security
(1) ADR ("American Depositary Receipt")

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1995
Note 1. Organization

  SunAmerica Equity Funds is an open-end diversified management investment company organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 16, 1986. It currently consists of six different investment funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with a distinct investment objective and/or strategy. Each Fund is advised and/or managed by SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"). An investor may invest in one or more of the following Funds: SunAmerica Balanced Assets Fund ("Balanced Assets Fund"), SunAmerica Blue Chip Growth Fund ("Blue Chip Growth Fund"), SunAmerica Mid-Cap Growth Fund ("Mid-Cap Growth Fund"), SunAmerica Small Company Growth Fund ("Small Company Growth Fund"), SunAmerica Global Balanced Fund ("Global Balanced Fund") and SunAmerica Growth and Income Fund ("Growth and Income Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes.

  Each Fund currently offers two classes of shares. Class A shares are offered at net asset value per share plus an initial sales charge. Class B shares are offered without an initial sales charge, although a declining contingent sales charge may be imposed on redemptions made within six years of purchase. Additionally, any purchases of Class A shares in excess of $1,000,000 will be subject to a contingent deferred sales charge on redemptions made within one year of purchase. Class B shares of each Fund will convert automatically to Class A shares on the first business day of the month after seven years from the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares. Each class of shares bears the same voting, dividend, liquidation and other rights and conditions and each makes distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), except that Class B shares are subject to higher distribution fee rates.

Note 2. Significant Accounting Policies

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

  SECURITY VALUATIONS: Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market makers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded or, if there is no sale on such day, the last bid price quoted on such day. If there is no sale on that day, then securities are valued at the bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The Funds may make use of a pricing service in the determination of

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1995 -- (continued) their net asset values. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

  REPURCHASE AGREEMENTS. The Funds, along with other affiliated registered investment companies, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

  OPTIONS: The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost basis of the security which the Fund purchased upon exercise of the option.

  SECURITIES TRANSACTIONS, INVESTMENT INCOME, DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS: Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. The Equity Funds, except for the Global Balanced Fund and the Growth and Income Fund, do not amortize premiums or accrue discounts except original issue discounts and on interest only securities for which amortization is required for federal income tax purposes.

  Net investment income, other than class specific expenses and realized and unrealized gains and losses, is allocated daily to each class of shares based upon the relative net asset value of outstanding shares (of the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1995 -- (continued)

  Dividends from net investment income are paid semiannually, except for Balanced Assets Fund and Growth and Income Fund which pay quarterly. Capital gain distributions, if any, are paid annually.

  INVESTMENT SECURITIES LOANED: During the year ended September 30, 1995, Balanced Assets Fund participated in securities lending with qualified brokers. In lending portfolio securities to brokers the Funds receive cash as collateral against the loaned securities, which must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. To the extent income is earned on the cash collateral invested, it is recorded as interest income. As with other extensions of credit, should the borrower of the securities fail financially, the Funds may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement.

  At September 30, 1995, Balanced Assets Fund had loaned a security having a value of $5,446,100 and held cash collateral of $5,443,750 for this loan. The value of the collateral was sufficient at the time the loan agreement was entered into. As a result of an increase in the market value of the loaned security, the Fund was furnished with additional collateral on the following business day.

  FOREIGN CURRENCY TRANSACTION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at published rates on the following basis:

    (i) market value of investment securities, other assets and liabilities--at the closing rate of exchange.

    (ii) purchases and sales of investment securities, income and expenses-- at the rate of exchange prevailing on the respective dates of such transactions.

  Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or incurred.

  The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1995 -- (continued)

  FEDERAL INCOME TAXES: It is the Funds' policy to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of their taxable net income to their shareholders. Therefore, no federal income tax or excise tax provisions are required.

  Global Balanced Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues such taxes when the related income is earned.

  ORGANIZATIONAL EXPENSES: Costs incurred by SAAMCo in connection with the organization of Global Balanced Fund and Growth and Income Fund amounted to $4,347 and $1,383, respectively. These costs are being amortized on a straight line basis by the Funds over a period not to exceed 60 months from the date the Funds commenced operations. Costs incurred by SAAMCo in connection with the registration of Global Balanced (Class A, Class B) and Growth and Income Fund (Class A, Class B) amounted to $10,808 for each class of each Fund. These costs are being amortized on a straight line basis by the classes over a period not to exceed 12 months from the date each class commenced operations.

  EXPENSES: Expenses common to all Funds, not directly related to individual Funds, are allocated among the Equity Funds based upon their relative net asset values.

  STATEMENT OF POSITION 93-2: As required by Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, permanent book-tax differences relating to shareholder distributions have been reclassified. Net investment income/loss, net realized gain/loss, and net assets are not affected. The following table discloses the current year reclassifications between accumulated undistributed net investment income/loss and accumulated undistributed net realized gain/loss on investments.

                                             ACCUMULATED   ACCUMULATED
                                            UNDISTRIBUTED UNDISTRIBUTED   PAID
                                            NET REALIZED  NET INVESTMENT   IN
                                              GAIN/LOSS    INCOME/LOSS   CAPITAL
                                            ------------- -------------- -------
   Balanced Assets Fund....................   $       0      $      0      $ 0
   Blue Chip Growth Fund...................     (42,924)       42,924        0
   Mid-Cap Growth Fund.....................    (237,498)      237,498        0
   Small Company Growth Fund...............    (587,404)      587,404        0
   Global Balanced Fund....................    (565,991)      565,991        0
   Growth and Income Fund..................           0             0        0

Note 3. Joint Repurchase Agreement Account

  As of September 30, 1995, Balanced Assets Fund, Blue Chip Growth Fund, Mid-Cap Growth Fund, Small Company Growth Fund, Global Balanced Fund and Growth and Income Fund had a 15.2%, 4.6%, 3.0%, 19.3%, 0.1% and 0.9% undivided interest, respectively, which represented $15,638,000, $4,715,000, $3,059,000, $19,896,000, $121,000 and $941,000, respectively, in principal amount in a joint repurchase agreement with Chemical Securities, Inc. In addition, the Growth and Income Fund

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS --September 30, 1995 -- (continued) had a 0.8% undivided interest which represented $940,000 in principal amount in a joint repurchase agreement with Yamaichi International, Inc. As of such date, the cash repurchase agreement in the joint account and the collateral therefore was as follows:

  Chemical Securities, Inc. Repurchase Agreement, 6.25% dated 9/29/95, in the principal amount of $102,947,000 repurchase price $103,000,618 due 10/02/95 collateralized by $50,000,000 U.S. Treasury Notes 6.875% due 10/31/96, $50,000,000 U.S. Treasury Notes 6.125% due 5/31/97 and $1,850,000 U.S.
  Treasury Notes 6.125% due 5/31/97, approximate aggregate value
  $105,092,351.

  Yamaichi International, Inc. Repurchase Agreement, 6.45% dated 9/29/95, in the principal amount of $120,864,000 repurchase price $120,928,964 due 10/02/95 collateralized by $49,250,000 U.S. Treasury Notes 8.75% due 11/15/08, $22,375,000 U.S. Treasury Bills 5.365% due 8/22/96, $19,375,000
  U.S. Treasury Notes 6.25% due 8/15/23, $13,090,000 U.S. Treasury Notes 8.75% due 8/15/00 and $8,500,000 U.S. Treasury Notes 9.25% due 2/15/16,
  approximate aggregate value $128,362,436.

Note 4. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

  The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo (the "Adviser"), an indirect wholly-owned subsidiary of SunAmerica Inc. Under the Agreement, SAAMCo provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of the Fund's books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SAAMCo and its affiliates. The investment advisory and management fee to SAAMCo with respect to each Fund (other than the Global Balanced Fund) is computed daily and payable monthly, at an annual rate of .75% of a Fund's average daily net assets up to $350 million, .70% of the next $350 million, and .65% thereafter. The Global Balanced Fund pays the Adviser a fee, payable monthly, computed daily at the annual rate of 1.00% on the first $350 million of the Fund's average daily net assets, .90% on the next $350 million of net assets and .85% on net assets over $700 million. For the year ended September 30, 1995, SAAMCo earned fees of $1,821,586, $565,835, $294,505, $819,449, $269,441 and $32,455 for Balanced
  Assets Fund, Blue Chip Growth Fund, Mid-Cap Growth Fund, Small Company Growth Fund, Global Balanced Fund and Growth and Income Fund, respectively (of which SAAMCo agreed to waive $115,214 and $32,455 for Global Balanced and Growth and Income Fund, respectively.) In addition to the aforementioned, SAAMCo, on behalf of SunAmerica Global Balanced Fund, has entered into Sub-Advisory Agreements with AIG Asset Management, Inc. ("AIGAM") and Goldman Sachs Asset Management International ("GSAM") under which AIGAM and GSAM act as sub-advisers for the Fund.

  SAAMCo pays to AIGAM a monthly fee with respect to those net assets of the Global Balanced Fund actually managed by AIGAM computed based on average daily net assets at the following annual rates: .50% on the first $50 million of such assets, .40% of the next $100 million of such assets, .30% on the next $150 million of such assets, and .25% of such assets in excess of $300 million. Also, from the investment advisory fee the Adviser pays GSAM a monthly fee with respect to those net assets of

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1995 -- (continued) the Global Balanced Fund actually managed by GSAM computed based on average daily net assets, at the following annual rates: .40% on the first $50 million of such assets, .30% on the next $100 million of such assets, .25% on the next $100 million of such assets, and .20% of such assets in excess of $250 million. For the year ended September 30, 1995, SAAMCo paid AIGAM and GSAM fees of $75,883 and $29,912, respectively.

  SAAMCo has agreed that, in any fiscal year, it will refund or rebate its management fees to each of the Funds to the extent that the Fund's expenses (including the fees of SAAMCo and amortization of organizational expenses, but excluding interest, taxes, brokerage commissions, distribution fees and other extraordinary expenses) exceed the most restrictive expense limitation imposed by states where the Fund's shares are sold. The most restrictive expense limitation is presently believed to be 2 1/2% of the first $30 million of the Fund's average daily net assets, 2% of the next $70 million of average net assets and 1 1/2% of such net assets in excess of $100 million. For the year ended September 30, 1995, SAAMCo refunded its management fee in the amount of $32,455 for Growth and Income Fund.

  For the year ended September 30, 1995, SAAMCo has agreed to voluntarily waive fees and reimburse expenses of $13,179 and $10,554, for Blue Chip Growth Fund (Class A) and Mid-Cap Growth Fund (Class B), respectively, related to registration and transfer agent fees.

  For the year ended September 30, 1995, SAAMCo has agreed to voluntarily reimburse expenses of $64,080 and $37,971 for Growth and Income Fund (Class A, Class B), respectively, related to both class specific and fund level expenses.

  The Trust, on behalf of each Fund, has a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS"). Each Fund has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 under the Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of directors and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of each class of shares of each Fund have adopted Distribution Plans hereinafter referred to as the "Class A Plan" and the "Class B Plan." In adopting the Class A Plan and the Class B Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

  Under the Class A Plan, the Distributor receives payments from a Fund at an annual rate of up to 0.10% of average daily net assets of such Fund's Class A shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. Under the Class B Plan, the Distributor receives payments from a Fund at the annual rate of up to 0.75% of the average daily net assets of such Fund's Class B shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS --September 30, 1995 -- (continued) compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan or Class B Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. In this regard, some payments are used to compensate broker-dealers with account maintenance and service fees in an amount up to 0.25% per year of the assets maintained in a Fund by their customers. For the year ended September 30, 1995, SACS earned fees of $1,986,988, $675,044, $177,911, $744,340, $186,019 and $22,214 for Balanced Assets Fund, Blue
  Chip Growth Fund, Mid-Cap Growth Fund, Small Company Growth Fund, Global Balanced Fund and Growth and Income Fund, respectively (of which $16,747 was waived on Growth and Income Fund.)

  For the year ended September 30, 1995, SACS has advised the Funds that it has received sales concessions on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers as follows:

                                          SALES      AFFILIATED   NON-AFFILIATED
                                       CONCESSIONS BROKER-DEALERS BROKER-DEALERS
                                       ----------- -------------- --------------
   Balanced Assets Fund...............  $565,677      $411,596       $ 75,078
   Blue Chip Growth Fund..............    33,816        27,360          1,368
   Mid-Cap Growth Fund................   104,245        69,230         18,014
   Small Company Growth Fund..........   602,843       317,796        201,595
   Global Balanced Fund...............   139,083       100,770         21,897
   Growth and Income Fund.............    22,142        14,608          4,434

  SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class B shares. For the year ended September 30, 1995, SACS informed the Balanced Assets Fund, Blue Chip Growth Fund, Mid-Cap Growth Fund, Small Company Growth Fund, Global Balanced Fund and Growth and Income Fund that it received approximately $367,583, $88,628, $40,076, $105,710, $47,198, and
  $1,965, respectively, in contingent deferred sales charges.

  The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly-owned subsidiary of SunAmerica Inc. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to reimburse SAFS for costs incurred in providing such services which is approved annually by the Trustees. For the year ended September 30, 1995, Balanced Assets Fund (Class A, Class B), Blue Chip Growth Fund (Class A, Class B), Mid-Cap Growth Fund (Class A, Class B), and Small Company Growth Fund (Class A, Class B), Global Balanced Fund (Class A, Class B) and Growth and Income Fund (Class A, Class B) incurred expenses of $137,209, $352,821, $25,108, $116,049, $61,957,
  $10,794, $105,105, $107,097, $23,995, $25,833, $5,388 and $2,143,
  respectively, to reimburse SAFS pursuant to the terms of the Service Agreement. Of these amounts, $21,110, $28,440, $7,580, $6,769, $6,872,
  $2,060, $16,380, $12,014, $1,903, $2,512, $619 and $391, respectively, were payable to SAFS at September 30, 1995.

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1995 -- (continued)
Note 5. Purchases and Sales of Investment Securities

  The aggregate cost of purchases and proceeds form sales and maturities of investments (excluding U.S. Government securities and short-term investments) during the year ended September 30, 1995 were as follows:

                               BALANCED    BLUE CHIP     MID-CAP    SMALL COMPANY   GLOBAL    GROWTH AND
                                ASSETS       GROWTH       GROWTH       GROWTH      BALANCED     INCOME
                                 FUND         FUND         FUND         FUND         FUND        FUND
                             ------------ ------------ ------------ ------------- ----------- ----------
    Aggregate purchases..... $289,525,306 $176,523,353 $133,977,805 $310,166,932  $34,724,172 $8,000,782
                             ------------ ------------ ------------ ------------  ----------- ----------
    Aggregate sales......... $304,093,080 $192,027,508 $143,477,529 $309,617,601  $34,079,727 $7,248,528
                             ============ ============ ============ ============  =========== ==========

Note 6. Portfolio Securities (Tax Basis)

  The cost of securities and the aggregate gross unrealized appreciation and depreciation of securities at September 30, 1995 were as follows:

                                BALANCED     BLUE CHIP     MID-CAP    SMALL COMPANY    GLOBAL     GROWTH AND
                                 ASSETS       GROWTH       GROWTH        GROWTH       BALANCED      INCOME
                                  FUND         FUND         FUND          FUND          FUND         FUND
                              ------------  -----------  -----------  -------------  -----------  ----------
    Cost (tax basis)........  $252,420,918  $68,330,019  $31,572,324  $114,199,842   $21,283,331  $5,802,404
                              ============  ===========  ===========  ============   ===========  ==========
    Appreciation............  $ 27,334,681  $ 8,673,797  $ 6,469,040   $26,162,037   $ 2,161,547  $  416,349
    Depreciation............    (2,451,654)    (699,241)    (551,651)   (2,244,323)     (627,395)    (63,372)
                              ------------  -----------  -----------  ------------   -----------  ----------
    Unrealized appreciation/
     depreciation--net......  $ 24,883,027  $ 7,974,556  $ 5,917,389   $23,917,714   $ 1,534,152  $  352,977
                              ============  ===========  ===========  ============   ===========  ==========

  Capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. Accordingly, the Global Balanced Fund incurred and will defer net capital losses of $1,443,904 to the taxable year ended September 30, 1996. To the extent these losses are used to offset future gains, it is probable that the gains so offset will not be distributed.

  At September 30, 1995, Global Balanced Fund had net capital loss carryforwards of $17,364 which are available to the extent provided in regulations to offset future capital gains and which will expire in 2003. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1995 -- (continued)

Note 7. Open Forward Currency Contracts

  At September 30, 1995, the Global Balanced Fund engaged in the trading of forward foreign currency exchange contracts ("forward contracts") in order to hedge against changes in future foreign exchange rates and enhance return. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract. Global Balanced Fund held the following forward currency contracts at September 30, 1995:

                                                                                  GROSS
       CONTRACT                  IN                     DELIVERY                UNREALIZED
      TO DELIVER            EXCHANGE FOR                  DATE                 APPRECIATION
   ----------------         -------------               --------               ------------
   BEL    6,665,750         USD   234,927               10/31/95                 $  7,227
   BEL    9,584,224         DEM   464,622                9/09/96                      409
   JPY   30,219,570         DEM   467,000               10/13/95                   21,232
   JPY   49,071,257         USD   564,362               10/17/95                   67,440
   JPY   48,360,804         USD   552,253               10/17/95                   62,526
   XEU      268,005         USD   356,326               10/20/95                    9,047
   *USD     149,488         CAD   203,608               11/14/95                    1,903
   *DEM     341,037         USD   247,074               10/24/95                    8,108
   *USD     235,523         DEM   341,037               10/24/95                    3,444
   *DEM     331,553         USD   240,204               10/24/95                    7,882
   *JPY  29,325,945         USD   330,000               10/27/95                   32,520
   *JPY  30,200,840         USD   340,000               10/27/95                   33,645
   *JPY  30,905,600         USD   320,000               10/27/95                    6,496
   *JPY  26,957,385         USD   278,981               10/27/95                    5,528
   *JPY   2,997,295         USD    31,019               10/27/95                      615
   *ITL 506,947,500         DEM   458,838               11/16/95                    9,390
   *NZD     210,401         USD   139,286               10/13/95                      965
   *NZD     292,409         USD   195,329               10/13/95                    3,096
   *NZD     474,431         USD   314,073               10/13/95                    2,177
                                                                                 --------
                                                                                  283,650
                                                                                 --------

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1995 -- (continued)

                                                                            GROSS
       CONTRACT                  IN                   DELIVERY            UNREALIZED
      TO DELIVER            EXCHANGE FOR                DATE             DEPRECIATION
   ----------------       -----------------           --------           ------------
   CAD      800,853       USD       585,783           11/14/95            $  (9,686)
   DEM      594,535       USD       399,733           10/13/95              (16,622)
   DEM      324,653       USD       220,403           10/24/95               (7,084)
   DEM    2,000,000       USD     1,344,538           12/12/95              (60,203)
   ESP   51,087,641       USD       408,570           11/27/95               (2,227)
   FRF      642,305       USD       126,513           11/30/95               (3,818)
   FRF    1,114,500       USD       224,970           11/30/95               (1,175)
   GBP      424,431       USD       656,383           12/11/95              (13,183)
   GBP      103,663       USD       163,477           12/11/95                  (58)
   JPY    2,295,584       USD        22,888           10/27/95                 (398)
   JPY  330,000,000       USD     3,356,899           12/12/95              (13,119)
   JPY   34,349,179       USD       339,813           12/18/95              (11,314)
   NZD      551,972       USD       356,353           12/12/95               (4,715)
   *USD     513,821       NZD       766,840           10/13/95               (9,692)
   *USD     140,758       NZD       210,401           10/13/95               (2,438)
   *DEM     450,000       ITL   506,947,500           11/16/95               (3,205)
   *DEM      36,322       USD        24,658           10/24/95                 (793)
   *USD      25,579       DEM        36,322           10/24/95                 (127)
   *USD     233,488       DEM       331,553           10/24/95               (1,166)
   *USD     339,944       JPY    29,325,945           10/27/95              (42,464)
   *USD     315,677       JPY    30,200,840           10/27/95               (9,322)
   *USD     323,044       JPY    30,905,600           10/27/95               (9,540)
   *USD      40,992       JPY     4,026,616           10/27/95                 (146)
   *JPY   4,026,616       USD        40,147           10/27/95                 (699)
   *USD     274,431       JPY    26,957,385           10/27/95                 (978)
   *USD      31,279       JPY     2,992,460           10/27/95                 (924)
   *USD          56       JPY         4,835           10/27/95                   (7)
   *USD     353,637       AUD       466,047           10/30/95               (1,912)
   *AUD     466,047       USD       342,195           10/30/95               (9,530)
   *CAD     203,608       USD       148,928           11/14/95               (2,463)
                                                                          ---------
                                                                           (239,008)
                                                                          ---------
   Net Appreciation.....................................                  $  44,642
                                                                          =========

*Represents open forward currency contracts and offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

 AUD--Australian  DEM--Deutsche Mark   GBP--Great Britain  NZD--New Zealand
      Dollar                                Pound               Dollar
 BEF--Belgium     ESP--Spanish Peseta  ITL--Italian Lira   USD--United States
      Franc                                                     Dollar
 CAD--Canadian    FRF--French Franc    JPY--Japanese Yen   XEU--European
      Dollar                                                    Currency

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1995 -- (continued)

Note 8. Capital Share Transactions

  Transactions in capital shares of each class of each series were as follows:

                                                            BALANCED ASSETS FUND
                     ----------------------------------------------------------------------------------------------------------
                                         CLASS A                                               CLASS B
                     --------------------------------------------------  ------------------------------------------------------
                             FOR THE                   FOR THE                    FOR THE                     FOR THE
                           YEAR ENDED                YEAR ENDED                 YEAR ENDED                  YEAR ENDED
                       SEPTEMBER 30, 1995        SEPTEMBER 30, 1994         SEPTEMBER 30, 1995          SEPTEMBER 30, 1994
                     ------------------------  ------------------------  --------------------------  --------------------------
                       SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT
                     ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
   Shares sold.....   4,667,503  $ 71,426,588   2,698,104  $ 40,272,932    3,071,975   $ 45,998,809    7,440,392   $110,364,992
   Reinvested
    dividends......     265,763     3,756,343     102,965     1,508,917      769,696     10,686,782      332,957      4,879,992
   Shares redeemed.  (1,193,984)  (17,782,121) (1,444,087)  (21,386,612)  (6,322,402)   (95,258,440)  (4,503,874)   (66,040,730)
                     ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
   Net increase
    (decrease).....   3,739,282  $ 57,400,810   1,356,982  $ 20,395,237   (2,480,731)  $(38,572,849)   3,269,475   $ 49,204,254
                     ==========  ============  ==========  ============  ===========  =============  ===========  =============
                                                            BLUE CHIP GROWTH FUND
                     ----------------------------------------------------------------------------------------------------------
                                         CLASS A                                               CLASS B
                     --------------------------------------------------  ------------------------------------------------------
                                                      INCEPTION
                             FOR THE            (OCTOBER 8, 1993)(a)              FOR THE                     FOR THE
                           YEAR ENDED                    TO                     YEAR ENDED                  YEAR ENDED
                       SEPTEMBER 30, 1995        SEPTEMBER 30, 1994         SEPTEMBER 30, 1995          SEPTEMBER 30, 1994
                     ------------------------  ------------------------  --------------------------  --------------------------
                       SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT
                     ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
   Shares sold.....   2,404,163   $37,806,801     303,594   $ 4,654,762    8,964,323  $ 134,971,138   10,324,732  $ 160,567,760
   Reinvested
    dividends......      14,956       207,075         943        14,611      372,862      5,128,338      204,303      3,166,759
   Shares redeemed.    (181,804)   (2,884,125)    (96,580)   (1,455,849) (11,706,255)  (177,081,024) (10,751,734)  (166,819,355)
                     ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
   Net increase
    (decrease).....   2,237,315   $35,129,751     207,957   $ 3,213,524   (2,369,070) $ (36,981,548)    (222,699) $  (3,084,836)
                     ==========  ============  ==========  ============  ===========  =============  ===========  =============
                                                             MID-CAP GROWTH FUND
                     ----------------------------------------------------------------------------------------------------------
                                         CLASS A                                               CLASS B
                     --------------------------------------------------  ------------------------------------------------------
                                                                                                             INCEPTION
                             FOR THE                   FOR THE                    FOR THE              (OCTOBER 4, 1993)(a)
                           YEAR ENDED                YEAR ENDED                 YEAR ENDED                      TO
                       SEPTEMBER 30, 1995        SEPTEMBER 30, 1994         SEPTEMBER 30, 1995          SEPTEMBER 30, 1994
                     ------------------------  ------------------------  --------------------------  --------------------------
                       SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT
                     ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
   Shares sold.....     247,141  $  3,926,322   2,337,824  $ 35,777,463    4,235,563  $  62,818,790    4,151,875  $  60,390,157
   Reinvested
    dividends......       5,781        79,602     352,721     5,115,552        1,748         24,200       41,302        598,471
   Shares redeemed.    (521,946)   (7,755,976) (2,239,597)  (33,937,663)  (3,989,374)   (59,135,991)  (3,898,362)   (56,242,056)
                     ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
   Net increase
    (decrease).....    (269,024) $ (3,750,052)    450,948  $  6,955,352      247,937  $   3,706,999      294,815  $   4,746,572
                     ==========  ============  ==========  ============  ===========  =============  ===========  =============

  (a) Commencement of sale of respective class of shares

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1995 -- (continued)

                                                         SMALL COMPANY GROWTH FUND
                     ---------------------------------------------------------------------------------------------------------
                                         CLASS A                                               CLASS B
                     ---------------------------------------------------  ----------------------------------------------------
                             FOR THE                    FOR THE                    FOR THE                    FOR THE
                            YEAR ENDED                YEAR ENDED                 YEAR ENDED                 YEAR ENDED
                        SEPTEMBER 30, 1995        SEPTEMBER 30, 1994         SEPTEMBER 30, 1995         SEPTEMBER 30, 1994
                     -------------------------  ------------------------  --------------------------  ------------------------
                       SHARES       AMOUNT        SHARES       AMOUNT       SHARES        AMOUNT        SHARES       AMOUNT
                     ----------  -------------  ----------  ------------  -----------  -------------  ----------  ------------
   Shares sold.....   6,544,632  $ 130,462,164   9,770,630  $171,305,427    9,886,153  $ 196,092,402   9,949,146  $170,413,433
   Reinvested
    dividends......      54,753        964,756     177,646     3,055,538       62,016      1,085,149     222,219     3,817,482
   Shares redeemed.  (5,262,148)  (102,586,803) (9,637,891) (168,923,280) (10,265,178)  (202,833,358) (9,011,396) (153,722,671)
                     ----------  -------------  ----------  ------------  -----------  -------------  ----------  ------------
   Net increase
    (decrease).....   1,337,237  $  28,840,117     310,385  $  5,437,685     (317,009) $  (5,655,807)  1,159,969  $ 20,508,244
                     ==========  =============  ==========  ============  ===========  =============  ==========  ============
                                                            GLOBAL BALANCED FUND
                     ---------------------------------------------------------------------------------------------------------
                                         CLASS A                                               CLASS B
                     ---------------------------------------------------  ----------------------------------------------------
                                                       INCEPTION                                             INCEPTION
                             FOR THE              (JUNE 15, 1994)(a)               FOR THE              (JUNE 16, 1994)(a)
                            YEAR ENDED                    TO                     YEAR ENDED                     TO
                        SEPTEMBER 30, 1995        SEPTEMBER 30, 1994         SEPTEMBER 30, 1995         SEPTEMBER 30, 1994
                     -------------------------  ------------------------  --------------------------  ------------------------
                       SHARES       AMOUNT        SHARES       AMOUNT       SHARES        AMOUNT        SHARES       AMOUNT
                     ----------  -------------  ----------  ------------  -----------  -------------  ----------  ------------
   Shares sold.....     750,764  $   5,173,301   1,933,627  $ 13,483,754    1,150,637  $   7,847,490   2,132,333  $ 14,947,304
   Reinvested
    dividends......       4,067         27,252          --            --        2,161         14,461          --            --
   Shares redeemed.  (1,342,777)    (9,319,908)    (38,577)     (268,643)  (1,199,716)    (8,126,345)   (170,068)   (1,177,938)
                     ----------  -------------  ----------  ------------  -----------  -------------  ----------  ------------
   Net increase....    (587,946) $  (4,119,355)  1,895,050  $ 13,215,111      (46,918) $    (264,394)  1,962,265  $ 13,769,366
                     ==========  =============  ==========  ============  ===========  =============  ==========  ============
                                                           GROWTH AND INCOME FUND
                     ---------------------------------------------------------------------------------------------------------
                                         CLASS A                                               CLASS B
                     ---------------------------------------------------  ----------------------------------------------------
                                                       INCEPTION                                             INCEPTION
                             FOR THE               (JULY 1, 1994)(a)               FOR THE               (JULY 6, 1994)(a)
                            YEAR ENDED                    TO                     YEAR ENDED                     TO
                        SEPTEMBER 30, 1995        SEPTEMBER 30, 1994         SEPTEMBER 30, 1995         SEPTEMBER 30, 1994
                     -------------------------  ------------------------  --------------------------  ------------------------
                       SHARES       AMOUNT        SHARES       AMOUNT       SHARES        AMOUNT        SHARES       AMOUNT
                     ----------  -------------  ----------  ------------  -----------  -------------  ----------  ------------
   Shares sold.....     542,589  $   4,112,191     414,349  $  3,037,584      301,384  $   2,380,132      68,811  $    510,253
   Reinvested
    dividends......      25,040        190,918       3,411        25,414        7,758         61,110         154         1,146
   Shares redeemed.    (562,875)    (4,274,466)     (1,377)      (10,263)     (37,348)      (295,806)    (38,138)     (285,414)
                     ----------  -------------  ----------  ------------  -----------  -------------  ----------  ------------
   Net increase....       4,754  $      28,643     416,383  $  3,052,735      271,794  $   2,145,436      30,827  $    225,985
                     ==========  =============  ==========  ============  ===========  =============  ==========  ============

  (a) Commencement of sale of respective class of shares

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1995 -- (continued)

Note 9. Commitments and Contingencies

  The SunAmerica family of mutual funds may borrow up to $75,000,000 under an uncommitted line of credit with State Street Bank and Trust Company with interest payable at the Federal Funds rate plus 100 basis points. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000.

Note 10. Trustees Retirement Plan

  The Trustees (and Directors) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, each Eligible Trustee will be credited with an amount equal to (i) 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs, plus (ii) 8.5% of any amounts credited under clause (i) during prior years. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of September 30, 1995, the Funds had accrued $5,120, $1,867, $886, $2,243, $436 and $58 which is included in accrued expenses on the Statement of Assets and Liabilities, and for the year ended September 30, 1995 expensed $3,883, $1,381, $670, $1,716, $436 and $56 for the Balanced Assets Fund, Blue Chip Growth Fund, Mid-Cap Growth Fund, Small Company Growth Fund, Global Balanced Fund and Growth and Income Fund, respectively, for the Retirement Plan which is included in Trustees' fees and expenses on the Statement of Operations.

 SUNAMERICA EQUITY FUNDS
 REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of SunAmerica Equity Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SunAmerica Balanced Assets Fund, SunAmerica Blue Chip Growth Fund, SunAmerica Mid-Cap Growth Fund, SunAmerica Small Company Growth Fund, SunAmerica Global Balanced Fund and SunAmerica Growth and Income Fund (constituting SunAmerica Equity Funds, hereafter referred to as the "Fund") at September 30, 1995, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas New York, New York November 10, 1995

 SUNAMERICA EQUITY FUNDS
 SHAREHOLDER TAX INFORMATION--(UNAUDITED)

Certain tax information regarding the SunAmerica Equity Funds is required to be provided to shareholders based upon each Fund's income and distributions for the taxable year ended September 30, 1995. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 1995. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you under separate cover in January 1996.

During the year ended September 30, 1995 the Funds paid the following dividends per share:

                               TOTAL   ORDINARY NET SHORT-TERM   NET LONG-TERM
                             DIVIDENDS  INCOME   CAPITAL GAINS   CAPITAL GAINS
                             --------- -------- --------------- ---------------
Balanced Assets Class A.....   $1.03     $.45        $.26            $.32
Balanced Assets Class B.....     .94      .36         .26             .32
Blue Chip Growth Class A....    1.09      --          .27             .82
Blue Chip Growth Class B....    1.09      --          .27             .82
Mid-Cap Growth Class A......     .04      .04         --              --
Mid-Cap Growth Class B......     .02      .02         --              --
Small Company Growth Class
 A..........................     .41      --          .22             .19
Small Company Growth Class
 B..........................     .41      --          .20             .21
Global Balanced Class A.....     .01      .01         --              --
Global Balanced Class B.....     .01      .01         --              --
Growth and Income Class A...     .45      .30         .15             --
Growth and Income Class B...     .43      .28         .15             --

  For the year ended September 30, 1995, 24.5%, 19.5%, 4.1%, 34.9% and 17.2%
of the dividends paid from ordinary income by Balanced Assets Fund, Blue Chip Growth Fund, Mid-Cap Growth Fund, Global Balanced Fund and Growth and Income Fund, respectively, qualified for the 70% dividends received deductions for corporations.

 SUNAMERICA EQUITY FUNDS
 COMPARISONS: PORTFOLIOS VS. INDEXES

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the SunAmerica Equity Funds' portfolios to a similar investment in an index. Please note that "inception" as used herein reflects the date a Fund commenced operations without regard to when a second class of shares was introduced. For comparative graphical purposes, however, we have assumed that each class of shares' historical performance began on the original inception date and runs up to the point that a new class of shares commenced operations. At such time performance between the classes differs. Each index has been chosen by the particular portfolio's manager as an appropriate comparison and is accompanied by a brief discussion from the portfolio manager about why the portfolio performed the way it did relative to the index.

                             [GRAPH APPEARS HERE]


                        Balanced       Balanced       S & P         Lehman Bros.
Measurement period      Assets         Assets         (dividends    Intermed.
(Fiscal year Covered)   Class A        Class B        reinvested)   Govt. Index
---------------------   ---------      ---------      ---------     ---------
Measurement PT -
09/85                                  $ 10,000       $ 10,000      $ 10,000

FYE 06/86                              $ 13,578       $ 14,146      $ 11,379
FYE 06/87                              $ 14,919       $ 17,701      $ 11,991
FYE 06/88                              $ 14,697       $ 16,497      $ 12,892
FYE 06/89                              $ 15,906       $ 19,887      $ 14,192
FYE 06/90                              $ 17,956       $ 23,166      $ 15,289
FYE 06/91                              $ 18,653       $ 24,879      $ 17,081
FYE 06/92                              $ 20,052       $ 28,216      $ 19,070
FYE 06/93                              $ 24,120       $ 32,061      $ 20,895
FYE 09/93                              $ 24,951       $ 32,888      $ 21,457
FYE 09/94               $ 25,176       $ 24,915       $ 34,103      $ 21,135
FYE 09/95               $ 28,637       $ 29,806       $ 44,251      $ 23,379

*Fund changed its fiscal year end from June 30 as of September 24, 1993.

                           Class A                         Class B
               --------------------------------------------------------------
Balanced                        Cumulative                         Cumulative
 Assets         SEC Average    Traditional         SEC Average    Traditional
  Fund         Annual Return     Return+          Annual Return     Return+
-----------------------------------------------------------------------------
1 Year Return     13.75%          20.68%              15.16%          19.96%
-----------------------------------------------------------------------------
5 Year Return      N/A             N/A                13.67%          93.68%
-----------------------------------------------------------------------------
Since Inception    7.07%          21.77%              11.78%         228.16%
-----------------------------------------------------------------------------

+ Traditional returns do not include sales load.


The SunAmerica Balanced Assets Fund offers a conservative approach to stock investing. The Fund seeks to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds. The composition of the portfolio will vary as economic and market trends change. Because at least 25% of the Fund's net assets are invested in senior fixed income securities, it may, over the longer term underperform a pure stock portfolio but outperform a pure fixed income portfolio. Understandably, the Fund underperformed a pure stock portfolio as measured by the S&P 500, but has outperformed a pure fixed income portfolio as measured by the Lehman Brothers Intermediate Government Index. When compared to its peers, the Fund has a year-to-date rank of 51 out of 217 Balanced Funds monitored by Lipper Analytical Services.

                             [GRAPH APPEARS HERE]


                        Blue Chip      Blue Chip      S & P 500
Measurement period      Growth         Growth         (dividends
(Fiscal year Covered)   Class A        Class B        reinvested)
---------------------   ---------      ---------      ---------
Measurement PT -
09/85                                  $ 10,000       $ 10,000

FYE 12/85                              $ 11,355       $ 11,714
FYE 12/86                              $ 13,258       $ 13,896
FYE 12/87                              $ 12,266       $ 14,634
FYE 12/88                              $ 15,865       $ 17,064
FYE 12/89                              $ 17,890       $ 22,471
FYE 12/90                              $ 13,397       $ 21,773
FYE 12/91                              $ 17,395       $ 28,407
FYE 12/92                              $ 18,867       $ 30,571
FYE 09/93                              $ 22,602       $ 32,888
FYE 09/94               $ 22,363       $ 22,193       $ 34,103
FYE 09/95               $ 25,566       $ 26,746       $ 44,251

*Fund changed its fiscal year end from December 31 to September 30 as of September 24, 1993.

                           Class A                         Class B
               --------------------------------------------------------------
Blue Chip                       Cumulative                         Cumulative
 Growth         SEC Average    Traditional         SEC Average    Traditional
  Fund         Annual Return     Return+          Annual Return     Return+
-----------------------------------------------------------------------------
1 Year Return     14.32%          21.29%              15.69%          20.51%
-----------------------------------------------------------------------------
5 Year Return      N/A             N/A                14.56%         101.35%
-----------------------------------------------------------------------------
Since Inception    6.43%          20.02%              10.33%         180.84%
-----------------------------------------------------------------------------

+ Traditional returns do not include sales load.


The SunAmerica Blue Chip Growth Fund seeks capital appreciation by investing primarily in equity securities of companies with large market capitalizations, usually over $2.5 billion. During the past year, due to a general underweighting in the technology sector to reduce the Fund's overall volatility, the Fund lagged slightly behind the S&P 500. It is our belief that this sector remains highly overowned and will see weakness in the future. Our strategy going forward is to overweight the Fund in fundamentally strong, high growth companies with consistent double-digit earnings, in a slowing economic environment.

 SUNAMERICA EQUITY FUNDS
 COMPARISONS: PORTFOLIOS VS. INDEXES -- (continued)

                         [GRAPH APPEARS HERE]



                        S & P 500       Mid-Cap         Mid-Cap
Measurement period      (dividends      Growth          Growth
(Fiscal year Covered)   reinvested)     Class B         Class A
---------------------   ---------       ---------       ---------
Measurement PT -        $ 10,000                        $ 10,000

FYE 11/87               $  8,301                        $  8,839
FYE 11/88               $ 10,236                        $ 11,224
FYE 11/89               $ 13,393                        $ 15,308
FYE 11/90               $ 12,929                        $ 12,610
FYE 11/91               $ 15,558                        $ 16,535
FYE 11/92               $ 18,432                        $ 20,077
FYE 09/93               $ 20,073        $ 24,177        $ 24,177
FYE 09/94               $ 20,814        $ 21,624        $ 21,873
FYE 09/95               $ 27,008        $ 27,397        $ 26,679

*Fund changed its fiscal year end from November 30 to September 30 as of September 24, 1993.

                           Class A                         Class B
               --------------------------------------------------------------
 Mid-Cap                        Cumulative                         Cumulative
 Growth         SEC Average    Traditional         SEC Average    Traditional
  Fund         Annual Return     Return+          Annual Return     Return+
-----------------------------------------------------------------------------
1 Year Return     22.06%          29.51%              23.41%          28.55%
-----------------------------------------------------------------------------
5 Year Return     16.87%         131.29%               N/A             N/A
-----------------------------------------------------------------------------
Since Inception   11.99%         183.07%               5.06%          14.97%
-----------------------------------------------------------------------------

+ Traditional returns do not include sales load.


The SunAmerica Mid-Cap Growth Fund seeks capital appreciation by investing primarily in the equity securities of medium-sized companies with market capitalizations of $800 million to approximately $2.5 billion. The Fund performed in line with the S&P 500 and fully participated in the strong equity markets of 1995. We were able to outperform the market due to the select investments in high growth, fundamentally strong industries such as technology, health care and select specialty retailers.


                                        Small           Small
Measurement period      NASDAQ          Company         Company
(Fiscal year Covered)   Industrials     Class A         Class B
---------------------   ---------       ---------       ---------
Measurement PT -        $ 10,000        $ 10,000

FYE 11/87               $  6,855        $  7,313
FYE 11/88               $  8,195        $ 11,503
FYE 11/89               $ 10,021        $ 14,886
FYE 11/90               $  8,763        $ 10,334
FYE 11/91               $ 13,270        $ 15,714
FYE 11/92               $ 15,859        $ 19,533
FYE 09/93               $ 17,556        $ 24,549        $ 24,549
FYE 09/94               $ 17,498        $ 22,638        $ 22,624
FYE 09/95               $ 23,897        $ 32,003        $ 33,429

*Fund changed its fiscal year end from November 30 to September 30 as of September 24, 1993.

                           Class A                         Class B
               --------------------------------------------------------------
Small Company                   Cumulative                         Cumulative
 Growth         SEC Average    Traditional         SEC Average    Traditional
  Fund         Annual Return     Return+          Annual Return     Return+
-----------------------------------------------------------------------------
1 Year Return     41.37%          50.00%              43.12%          49.08%
-----------------------------------------------------------------------------
5 Year Return     25.87%         235.16%               N/A             N/A
-----------------------------------------------------------------------------
Since Inception   14.36%         239.56%              15.31%          37.39%
-----------------------------------------------------------------------------

+ Traditional returns do not include sales load.

The SunAmerica Small Company Growth Fund seeks to realize capital appreciation by investing in equity securities of small capitalization growth companies. Our Fund took advantage of the strong advance of the equity markets in 1995, and greatly outperforming the NASDAQ Industrials. The Fund's performance has been successful mainly due to exposure to select technology, specialty retail and health care names. On a pure group analysis, the Fund has a year-to-date rank of 52 out of 307 Small Company Growth Funds monitored by Lipper Analytical Services.

 SUNAMERICA EQUITY FUNDS
 COMPARISONS: PORTFOLIOS VS. INDEXES -- (continued)

                             [GRAPH APPEARS HERE]

Measurement period                                           Global Balanced
(Fiscal year Covered)  JP Morgan   MCSI EAFE   S & P 500   Class A     Class B
---------------------  ---------   ---------   ---------   ---------   ---------
Measurement PT -       $ 10,000    $ 10,000    $ 10,000    $ 10,000    $ 10,000

FYE 09/94              $ 10,239    $ 10,160    $ 10,232    $  9,384    $  9,542
FYE 09/95              $ 11,872    $ 10,780    $ 13,277    $ 10,015    $ 10,130


                           Class A                         Class B
               --------------------------------------------------------------
 Global                           Cumulative                       Cumulative
Balanced          SEC Average    Traditional       SEC Average    Traditional
  Fund           Annual Return     Return+        Annual Return     Return+
-----------------------------------------------------------------------------
1 Year Return        0.59%           6.72%             1.68%           5.91%
-----------------------------------------------------------------------------
5 Year Return         N/A             N/A               N/A             N/A
-----------------------------------------------------------------------------
Since Inception      0.12%           6.26%             0.87%           5.30%
-----------------------------------------------------------------------------

+ Traditional returns do not include sales load.


The SunAmerica Global Balanced Fund seeks capital appreciation while conserving principal by maintaining at all times a balanced portfolio of domestic and foreign, stocks and bonds. Although the domestic equity and fixed income markets have helped offset the weakness in many of our international investments, our positions in the Pacific Rim and developed countries of Europe have underperformed as indicated by the MSCI EAFE World Index and JP Morgan Global Government Bond Portfolio Index. We are still convinced that international investments are particularly attractive at this point in the global recovery and that they should represent a significant portion of a well diversified portfolio.

                             [GRAPH APPEARS HERE]

                        S & P 500       Growth and      Growth and
Measurement period      (dividends      Income          Income
(Fiscal year Covered)   reinvested)     Class A         Class B
---------------------   ---------       ---------       ---------
Measurement PT -        $ 10,000        $ 10,000        $ 10,000

FYE 09/94               $ 10,489        $  9,645        $  9,819
FYE 09/95               $ 13,610        $  11,529       $ 11,779


                           Class A                         Class B
               --------------------------------------------------------------
  Growth                          Cumulative                       Cumulative
and Income        SEC Average    Traditional      SEC Average     Traditional
   Fund          Annual Return     Return+       Annual Return      Return+
-----------------------------------------------------------------------------
1 Year Return       12.66%          19.53%           14.42%          19.19%
-----------------------------------------------------------------------------
5 Year Return        N/A             N/A              N/A             N/A
-----------------------------------------------------------------------------
Since Inception     12.06%          22.32%           13.32%          21.79%
-----------------------------------------------------------------------------

+ Traditional returns do not include sales load.

The SunAmerica Growth and Income Fund invests in common stocks, which offer potential for capital appreciation, current income or both. The Fund lagged its S&P 500 benchmark throughout 1995 due to its high cash position and defensive stance towards the market. We have recently made a major shift in the strategic direction of the Fund and believe that this will enable the Fund to outperform its benchmarks and peers going forward.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES                                   INVESTMENT ADVISER
Eli Broad                                  SunAmerica Asset Management Corp.
S. James Coppersmith                       The SunAmerica Center
Samuel M. Eisenstat                        733 Third Avenue
Stephen J. Gutman                          New York, NY 10017-3204
Sebastiano Sterpa
Jay S. Wintrob                             SUB-ADVISERS
                                           AIG Asset Management, Inc.
OFFICERS                                   70 Pine Street
Peter A. Harbeck, President                New York, NY 10270
Stanton J. Feeley, Executive Vice President
Nancy Kelly, Vice President                Goldman Sachs Asset Management
Audrey L. Snell, Vice President            International 95 Broad Street
Robert M. Zakem, Secretary                 New York, NY 10004
Peter C. Sutton, Controller
Donna M. Handel, Assistant Controller      DISTRIBUTOR
John T. Genoy, Assistant Controller        SunAmerica Capital Services, Inc.
Hilary R. Kastleman, Assistant Secretary   The SunAmerica Center
Abbe P. Stein, Assistant Secretary         733 Third Avenue
                                           New York, NY 10017-3204
CUSTODIAN AND TRANSFER AGENT
State Street Bank & Trust Company          SHAREHOLDER SERVICING AGENT
P.O. Box 419572                            SunAmerica Fund Services, Inc.
Kansas City, MO 64141-6572                 The SunAmerica Center
                                           733 Third Avenue
                                           New York, NY 10017-3204

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                                            BULK RATE
 SUNAMERICA EQUITY FUNDS                                  U.S. POSTAGE
 THE SUNAMERICA CENTER                                        PAID
 733 THIRD AVENUE                                         Kansas City,
 NEW YORK, NY 10017-3204                                       MO
 1-800-858-8850                                            PERMIT NO.
                                                              3657

This report is submitted solely for
the general information of
shareholders of the Fund.
Distribution of this report to
persons other than shareholders of
the Fund is authorized only in
connection with a currently effective
prospectus, setting forth details of
the Fund, which must precede or
accompany this report.


SPONSORED BY:

LOGO

EFANN